UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F Street, N.W.

Washington, DC 20004

(Address of principal executive offices)(Zip code)

Name and Address of Agent for Service:	Copy to:

Larry C. Renfro AARP Portfolios 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1.	Report to Shareholders.

AARP PORTFOLIOS

…

Semi-Annual Report

December 31, 2006 (unaudited)

…

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

…

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund, AARP Aggressive Fund, and AARP Income Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call (800) 958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call (800) 958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2006 (unaudited)

Mortgage-backed securities	35.8%	Asset-backed securities	1.3%

U.S. Treasury	22.3%	Municipal bonds	0.1%

Corporate bonds	18.6%	Cash equivalents	0.8%

U.S. Government Agencies	11.1%	Other assets and liabilities, net	0.2%

Commercial mortgage-backed securities	5.3%	Total net assets	100.0%

International debt	4.5%

See Notes to Financial Statements.

Performance Discussion

The U.S. Bond Market Portfolio seeks to replicate the total return of the Lehman Brothers Aggregate Bond Index. For the six-month period ended December 31, 2006, the U.S. Bond Market Portfolio returned 4.92% versus the benchmark, the Lehman Brothers Aggregate Bond Index, which returned 5.09%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. It is not possible to invest directly in an index. The Portfolio’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Aggregate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

Lehman Brothers Aggregate Bond Index®

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. and foreign bonds traded in U.S. Markets that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

2	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2006 (unaudited)

Financials	22.6%	Utilities	3.9%

Information technology	14.6%	Materials	3.5%

Consumer discretionary	12.0%	Telecommunication services	3.3%

Industrials	11.6%	Cash equivalents	1.5%

Health care	11.4%	Other assets and liabilities, net	(0.5)%

Energy	9.1%	Total net assets	100.0%

Consumer staples	7.0%

See Notes to Financial Statements.

MSCI U.S. Investable Market 2500 Index®

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

Performance discussion

The U.S. Stock Market Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index. For the six-month period ended December 31, 2006, the U.S. Stock Market Portfolio returned 11.84% versus the benchmark, the MSCI U.S. Investable Market 2500 Index, which returned 12.02%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. It is not possible to invest directly in an index. The Portfolio’s performance assumes the reinvestment of all dividends and distributions. The MSCI U.S. Investable Market 2500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	3

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2006 (unaudited)

Financials	29.1%	Telecommunication services	6.3%

Industrials	11.1%	Utilities	5.0%

Consumer discretionary	11.1%	Information technology	4.5%

Materials	8.1%	Real estate	0.2%

Energy	7.6%	Cash equivalents	2.1%

Consumer staples	7.4%	Other assets and liabilities, net	0.7%

Health care	6.8%	Total net assets	100.0%

See Notes to Financial Statements.

Performance Discussion

The International Stock Market Portfolio seeks to replicate the total return of the MSCI EAFE Index. For the six-month period ended December 31, 2006, the International Stock Market Portfolio returned 15.01% versus the benchmark, the MSCI EAFE Index, which returned 13.81%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. It is not possible to invest directly in an index. The Portfolio’s performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

Country allocation

Percentage of net assets
Japan	23.8%
United Kingdom	23.4%
France	9.5%
Switzerland	6.7%
Germany	6.4%
Australia	5.1%
Spain	3.7%
Italy	3.6%
Netherlands	3.2%
United States	3.1%
Sweden	2.2%
Hong Kong	1.5%
Finland	1.4%
Belgium	1.0%
Norway	0.8%
Ireland	0.8%
Singapore	0.8%
Denmark	0.7%
Greece	0.6%
Austria	0.5%
Portugal	0.3%
New Zealand	0.1%
Other assets and liabilities	0.8%

Total net assets	100.0%

MSCI EAFE Index®

This index serves as the benchmark for the International Stock Market Portfolio. The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. In addition, indexes do not have expenses.

4	AARP PORTFOLIOS SEMIANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Understanding Your Expenses	AARP PORTFOLIOS SEMIANNUAL REPORT	5

	Beginning account value 7/1/06	Ending account value 12/31/06	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,049.20	$1.29
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$1,118.40	$1.33
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$1,150.10	$1.63
Hypothetical	$1,000	$1,023.69	$1.53
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

6	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

December 31, 2006 (unaudited)

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–1.3%
AmeriCredit Automobile
Receivables Trust, 3.930%, 10/6/2011	$50,000	$49,267
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	25,000	24,323
Citibank Credit Card
Issuance Trust 2006-A2, 4.850%, 2/10/2011	100,000	99,538
Citibank Credit Card
Issuance Trust, 4.750%, 12/10/2015	15,000	14,662
Countrywide Asset-Backed
Certificates, 4.454%, 11/25/2035	20,000	19,696
Detroit Edison Securitization
Funding LLC, 6.190%, 3/1/2013	25,000	25,785
Honda Auto Receivables
Owner Trust, 4.930%, 3/18/2011	50,000	49,820
MBNA Credit Card Master
Note Trust, 2.650%, 11/15/2010	100,000	96,549
MBNA Master Credit Card
Trust USA, 5.900%, 8/15/2011	25,000	25,458
Nissan Auto Receivables
Owner Trust, 4.740%, 9/15/2009	25,000	24,874
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	10,944
Residential Asset Securities
Corp., 3.870%, 5/25/2033	24,111	23,400

Total Asset-Backed
Securities–(Identified Cost $463,361)		464,316

Corporate Bonds–18.6%
Abbott Laboratories,
5.600%, 5/15/2011	50,000	50,739
Aetna, Inc., 6.625%,
6/15/2036	35,000	37,553

Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,672

Allstate Corp., 5.950%,
4/1/2036	25,000	25,513
Alltel Corp., 6.800%, 5/1/2029	20,000	18,820

American General Finance
Corp., 5.400%, 12/1/2015	20,000	19,833
[1]AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,828
Ameritech Capital Funding,
6.150%, 1/15/2008	25,000	25,122
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,853
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	25,098
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,394
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	25,000	28,847
Archer-Daniels-Midland Co.,
8.875%, 4/15/2011	50,000	56,626
Archstone-Smith Trust,
5.750%, 3/15/2016	25,000	25,367
Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,342
AT&T, Inc., 6.800%,
5/15/2036	25,000	26,660
BAC Capital Trust XI,
6.625%, 5/23/2036	25,000	27,071
Bank of America NA, 6.000%,
10/15/2036	25,000	25,830
Bank of New York, 5.050%,
3/3/2009	100,000	99,373
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	9,438
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	51,458
BB&T Corp., 5.250%,
11/1/2019	25,000	24,196
Bear Stearns Cos, Inc.,
5.300%, 10/30/2015	30,000	29,654
BellSouth Corp., 5.200%,
9/15/2014	30,000	29,323
BellSouth Corp., 6.000%,
11/15/2034	10,000	9,633
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	9,705

U.S. Bond Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	7

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	$20,000	$19,302
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	52,896
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	24,686
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	9,845
Caterpillar, Inc., 6.625%,
7/15/2028	10,000	11,092
CBS Corp., 7.875%,
7/30/2030	30,000	31,524
Chubb Corp., 6.000%,
11/15/2011	10,000	10,275
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	11,100
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	50,530
Cisco Systems, Inc.,
5.250%, 2/22/2011	100,000	100,343
CIT Group, Inc., 5.000%,
2/1/2015	25,000	24,077
Citigroup, Inc., 3.625%,
2/9/2009	100,000	97,091
Citigroup, Inc., 4.125%,
2/22/2010	100,000	97,075
Citigroup, Inc., 5.000%,
9/15/2014	100,000	97,793
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	25,434
Comcast Corp., 5.900%,
3/15/2016	50,000	50,231
Comcast Corp., 6.450%,
3/15/2037	25,000	25,096
Commonwealth Edison Co.,
3.700%, 2/1/2008	50,000	49,024
Commonwealth Edison Co.,
5.900%, 3/15/2036	25,000	24,419
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	27,163
ConocoPhillips, 6.375%,
3/30/2009	50,000	51,147

ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	25,437
Consolidated Edison Co. of
New York, 4.875%, 2/1/2013	50,000	48,874
Countrywide Financial Corp.,
4.500%, 6/15/2010	50,000	48,784
COX Communications, Inc.,
4.625%, 1/15/2010	50,000	48,976
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	98,600
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	50,074
Daimlerchrysler North America
Holding Corp., Senior Note, 6.500%, 11/15/2013	50,000	51,406
Devon Financing Corp. ULC,
6.875%, 9/30/2011	50,000	52,924
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	14,554
Dow Chemical Co., 6.000%,
10/1/2012	50,000	51,435
Duke Capital LLC, 5.500%,
3/1/2014	15,000	14,851
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	50,172
EI Du Pont de Nemours & Co.,
5.600%, 12/15/2036	25,000	24,029
Electronic Data Systems
Corp., 6.500%, 8/1/2013	25,000	25,202
Embarq Corp., 6.738%,
6/1/2013	50,000	51,242
EnCana Corp., 4.750%,
10/15/2013	25,000	23,768
Enterprise Products Operating
LP, 4.625%, 10/15/2009	50,000	48,986
Enterprise Products Operating
LP, 6.875%, 3/1/2033	10,000	10,474
Exelon Corp., 4.450%,
6/15/2010	25,000	24,202
Exelon Corp., 5.625%,
6/15/2035	15,000	14,178
Falconbridge Ltd., 5.500%,
6/15/2017	25,000	24,393
FedEx Corp., 5.500%,
8/15/2009	20,000	20,088

8	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
FirstEnergy Corp., 6.450%,
11/15/2011	$25,000	$26,097
FirstEnergy Corp., 7.375%,
11/15/2031	20,000	22,846
General Electric Capital
Corp., 3.500%, 5/1/2008	20,000	19,563
General Electric Capital
Corp., 4.000%, 2/17/2009	50,000	48,879
General Electric Capital
Corp., 5.875%, 2/15/2012	50,000	51,472
General Electric Capital
Corp., 6.750%, 3/15/2032	35,000	40,214
Genworth Financial, Inc.,
4.750%, 6/15/2009	10,000	9,908
Goldman Sachs Group, Inc.,
5.950%, 1/15/2027	30,000	29,729
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	25,000	25,558
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	15,233
Goldman Sachs Group, Inc.,
6.875%, 1/15/2011	50,000	52,975
Goldman Sachs Group, Inc.,
7.800%, 1/28/2010	10,000	10,732
Hess Corp., 7.300%,
8/15/2031	25,000	27,985
HJ Heinz Finance Co.,
6.000%, 3/15/2012	25,000	25,420
Home Depot, Inc., 5.400%,
3/1/2016	50,000	48,989
Honeywell International, Inc.,
5.400%, 3/15/2016	25,000	25,043
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	24,945
Honeywell International, Inc.,
7.500%, 3/1/2010	50,000	53,352
HSBC Finance Corp.,
4.125%, 12/15/2008	100,000	98,059
HSBC Finance Corp.,
6.375%, 11/27/2012	100,000	105,427

Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	100,229
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	100,429
iStar Financial, Inc., 5.650%,
9/15/2011	25,000	24,971
John Deere Capital Corp.,
4.875%, 3/16/2009	50,000	49,580
Johnson & Johnson, 4.950%,
5/15/2033	10,000	9,444
JP Morgan Chase Capital XV,
5.875%, 3/15/2035	25,000	24,508
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	105,595
Kinder Morgan Energy
Partners LP, 5.000%, 12/15/2013	25,000	23,794
Kinder Morgan, Inc., 6.500%,
9/1/2012	25,000	25,148
Kraft Foods, Inc., 6.250%,
6/1/2012	50,000	51,999
Kroger Co., 5.500%,
2/1/2013	50,000	49,523
Lehman Brothers Holdings,
Inc., 3.500%, 8/7/2008	25,000	24,312
Lehman Brothers Holdings,
Inc., 5.500%, 4/4/2016	50,000	50,083
Lehman Brothers Holdings,
Inc., 7.875%, 8/15/2010	25,000	27,014
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	30,535
Lowe’s Cos, Inc., 5.800%,
10/15/2036	25,000	24,324
Marsh & McLennan Cos, Inc.,
7.125%, 6/15/2009	25,000	25,849
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	50,080
May Department Stores Co.,
6.700%, 7/15/2034	25,000	24,736
Mellon Capital II, 7.995%,
1/15/2027	10,000	10,411
MetLife, Inc., 5.000%,
6/15/2015	50,000	48,576
MetLife, Inc., 5.700%,
6/15/2035	10,000	9,806
MetLife, Inc., 6.125%,
12/1/2011	10,000	10,348

U.S. Bond Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	9

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Midamerican Energy Co.,
6.750%, 12/30/2031	$10,000	$11,118
Morgan Stanley, 5.375%,
10/15/2015	40,000	39,711
Morgan Stanley, 5.625%,
1/9/2012	100,000	101,758
Murphy Oil Corp., 6.375%,
5/1/2012	25,000	25,581
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	108,785
News America Holdings,
Inc., 9.250%, 2/1/2013	60,000	70,486
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,652
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	18,394
Oneok, Inc., 5.200%,
6/15/2015	25,000	23,621
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	49,032
Pacific Gas & Electric Co.,
3.600%, 3/1/2009	50,000	48,321
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	15,179
Petro-Canada, 7.000%,
11/15/2028	25,000	27,091
Principal Life Income
Funding Trusts, 5.125%, 3/1/2011	100,000	99,622
Procter & Gamble Co.
Global Nt, 6.875%, 9/15/2009	100,000	104,393
Prologis, 5.500%,
4/1/2012	50,000	49,965
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	25,455
Realty Income Corp.,
5.950%, 9/15/2016	25,000	25,227
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	20,517
Sempra Energy, 7.950%,
3/1/2010	25,000	26,840

Simon Property Group LP,
5.100%, 6/15/2015	25,000	24,355
SLM Corp., 3.950%,
8/15/2008	50,000	48,937
Sprint Capital Corp., 6.125%,
11/15/2008	100,000	101,226
Sprint Capital Corp., 7.625%,
1/30/2011	40,000	42,865
Sprint Nextel Corp., 6.000%,
12/1/2016	25,000	24,410
Target Corp., 5.875%,
3/1/2012	50,000	51,449
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	50,946
Teva Pharmaceutical Finance
LLC, 5.550%, 2/1/2016	10,000	9,795
Teva Pharmaceutical Finance
LLC, 6.150%, 2/1/2036	10,000	9,749
Time Warner, Inc.,
5.875%, 11/15/2016	25,000	24,983
Time Warner, Inc.,
7.700%, 5/1/2032	25,000	28,291
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	19,951
TransCanada Pipelines Ltd.,
9.875%, 1/1/2021	25,000	34,220
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	27,433
Tyco International Group SA,
6.000%, 11/15/2013	25,000	25,903
UnitedHealth Group, Inc.,
5.250%, 3/15/2011	50,000	49,875
Vale Overseas Ltd.,
6.875%, 11/21/2036	25,000	25,766
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	28,609
Verizon Communications, Inc.,
5.550%, 2/15/2016	50,000	49,915
Verizon Global Funding Corp.,
5.850%, 9/15/2035	10,000	9,610
Verizon of New England Inc.,
6.500%, 9/15/2011	30,000	30,875
[1]Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	100,146
Vornado Realty LP,
5.600%, 2/15/2011	25,000	24,947
Wachovia Bank NA,
4.875%, 2/1/2015	50,000	48,187

10	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Wal-Mart Stores, Inc.,
4.125%, 7/1/2010	$50,000	$48,481
Washington Mutual Bank,
5.500%, 1/15/2013	100,000	99,714
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	26,213
Wells Fargo & Co.,
3.500%, 4/4/2008	100,000	97,959
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	102,601
Western Union Co.,
5.400%, 11/17/2011	50,000	49,356
[1]Western Union Co.,
5.930%, 10/1/2016	35,000	34,728
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	52,344
Wyeth, 5.500%, 2/15/2016	25,000	25,078

Wyeth, 7.250%, 3/1/2023	25,000	28,412

XTO Energy, Inc., 6.100%,
4/1/2036	25,000	24,480

Total Corporate
Bonds–(Identified Cost $6,488,668)		6,493,017

International Debt–4.5%
Abbey National PLC,
7.950%, 10/26/2029	25,000	31,749
African Development Bank,
3.250%, 8/1/2008	50,000	48,780
Alcan, Inc., 5.200%,
1/15/2014	50,000	48,778
America Movil SA de CV,
5.750%, 1/15/2015	15,000	14,878
British Telecommunications
PLC, 8.125%, 12/15/2010	50,000	55,848
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	26,585

Deutsche Telekom
International Finance BV, 8.250%, 6/15/2030	25,000	30,822
Diageo Finance BV,
5.300%, 10/28/2015	50,000	49,071
European Investment Bank,
4.500%, 2/17/2009	50,000	49,564

European Investment Bank,
4.875%, 2/16/2016	50,000	49,856
European Investment Bank
Global Nt, 4.125%, 9/15/2010	50,000	48,735
Export-Import Bank Of Korea,
5.125%, 2/14/2011	25,000	24,854
Hydro Quebec, 6.300%,
5/11/2011	25,000	26,156
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	31,842
Italy Government International
Bond, 4.000%, 6/16/2008	150,000	147,559
Italy Government International
Bond, 5.625%, 6/15/2012	100,000	102,690
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	99,422
Landwirtschaftliche
Rentenbank, 5.160%, 2/27/2009	100,000	99,759
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	26,900
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	21,650
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	64,050
Nexen, Inc.,
5.875%, 3/10/2035	25,000	23,480
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	98,636
Province of Quebec
Canada, 4.600%, 5/26/2015	50,000	48,166
Province of Quebec
Canada, 7.500%, 9/15/2029	10,000	12,727
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	51,866
Republic of Korea,
4.875%, 9/22/2014	25,000	24,289
Royal Bank of Canada,
3.875%, 5/4/2009	30,000	29,169

U.S. Bond Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

International Debt (continued)
Royal Bank of Scotland
Group PLC, 7.648%, 8/31/2049	$25,000	$29,441
Svensk Exportkredit AB,
4.625%, 2/17/2009	50,000	49,470
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	47,388
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	29,416
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	24,327

Total International Debt–
(Identified Cost $1,561,236)		1,567,923

Mortgage-Backed Securities–35.8%
Federal National Mortgage
Association 30 YR, 6.50%	293,000	298,562
Federal National Mortgage
Association, 4.00%-6.50%, 8/1/2019-1/1/2036	6,769,680	6,687,359
Federal Home Loan
Mortgage Corporation, 4.50%-5.50%, 5/1/2020-3/1/2036	2,313,064	2,247,866
Federal Home Loan
Mortgage Corporation GOLD, 5.00%-7.00%, 12/1/2020-11/1/2036	2,100,009	2,099,742
Government National
Mortgage Association, 5.00%-6.50%, 4/15/2036-10/15/2036	1,140,585	1,141,307

Total Mortgage-Backed
Securities–(Identified Cost $12,440,193)		12,474,836

U.S. Treasury–22.3%
U.S. Treasury Bonds–8.3%
4.500%, 2/15/2036	50,000	47,563

5.250%, 2/15/2029	50,000	52,453

6.125%, 8/15/2029	190,000	222,122

6.250%, 5/15/2030	25,000	29,789

6.375%, 8/15/2027	35,000	41,658

6.750%, 8/15/2026	225,000	276,838

6.875%, 8/15/2025	200,000	247,656

7.125%, 2/15/2023	100,000	124,516

7.250%, 5/15/2016	100,000	118,902

7.500%, 11/15/2016	200,000	243,094

8.000%, 11/15/2021	245,000	324,855

8.500%, 2/15/2020	105,000	141,840

8.750%, 5/15/2017	200,000	264,656

8.875%, 2/15/2019	230,000	314,561

8.875%, 8/15/2017	100,000	133,805

9.250%, 2/15/2016	135,000	179,888

10.375%, 11/15/2012	100,000	104,477

Total		2,868,673

U.S. Treasury Notes–14.0%
2.625%, 5/15/2008	50,000	48,523

3.625%, 1/15/2010	280,000	271,447

3.875%, 2/15/2013	400,000	382,953

3.875%, 9/15/2010	100,000	97,238

4.000%, 2/15/2014	90,000	86,179

4.000%, 3/15/2010	250,000	244,834

4.250%, 1/15/2011	775,000	762,407

4.375%, 11/15/2008	825,000	818,619

4.375%, 12/15/2010	325,000	321,357

4.500%, 2/15/2009	50,000	49,713

4.500%, 2/28/2011	100,000	99,293

4.500%, 9/30/2011	100,000	99,152

4.625%, 2/29/2008	450,000	448,242

4.750%, 3/31/2011	300,000	300,598

4.875%, 4/30/2008	175,000	174,891

4.875%, 5/31/2011	100,000	100,719

5.000%, 7/31/2008	200,000	200,391

5.125%, 6/30/2011	125,000	127,149

6.000%, 8/15/2009	35,000	36,068

8.750%, 8/15/2020	80,000	110,625

9.125%, 5/15/2018	75,000	103,178

Total		4,883,576

Total U.S. Treasury–
(Identified Cost $7,727,318)		7,752,249

12	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Par amount	Value

U.S. Government Agencies–11.1%
Federal Farm Credit Bank,
5.125%, 8/25/2016	$25,000	$25,341
Federal Farm Credit Bank,
5.375%, 7/18/2011	100,000	101,705
Federal Home Loan Bank,
5.480%, 9/29/2008	50,000	49,978
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	51,553
Federal Home Loan Bank
System, 4.625%, 11/21/2008	550,000	546,135
Federal Home Loan Bank
System, 4.875%, 11/18/2011	200,000	199,419
Federal Home Loan Bank
System, 5.000%, 10/16/2009	50,000	49,824
Federal Home Loan Bank
System, 5.125%, 8/14/2013	50,000	50,483
Federal Home Loan Bank
System, 5.375%, 7/17/2009	100,000	100,970
Federal Home Loan Bank
System, 5.500%, 7/15/2036	25,000	26,183
Federal Home Loan Bank
System, 5.550%, 10/19/2009	100,000	99,938
Federal Home Loan
Mortgage Corp., 4.750%, 11/17/2015	200,000	197,074
Federal Home Loan
Mortgage Corp., 4.875%, 2/17/2009	100,000	99,783

Federal Home Loan
Mortgage Corp., 4.875%, 11/15/2013	50,000	49,767
Federal Home Loan
Mortgage Corp., 5.125%, 4/18/2008	300,000	300,017
Federal Home Loan
Mortgage Corp., 5.250%, 2/24/2011	50,000	50,023

Federal Home Loan Mortgage
Corp., 5.250%, 4/18/2016	100,000	102,227
Federal Home Loan Mortgage
Corp., 5.500%, 4/24/2009	50,000	50,012
Federal Home Loan Mortgage
Corp., 5.750%, 5/11/2011	100,000	100,107
Federal Home Loan Mortgage
Corp., 6.000%, 10/20/2021	25,000	24,713
Federal Home Loan Mortgage
Corp., 6.250%, 7/15/2032	30,000	34,643
Federal Home Loan Mortgage
Corp., 6.750%, 3/15/2031	25,000	30,365
Federal National Mortgage
Association, 4.625%, 10/15/2013	50,000	49,055
Federal National Mortgage
Association, 4.750%, 12/15/2010	550,000	546,972
Federal National Mortgage
Association, 4.875%, 4/10/2008	150,000	149,530
Federal National Mortgage
Association, 5.000%, 3/15/2016	75,000	75,317
Federal National Mortgage
Association, 5.200%, 11/20/2009	100,000	99,893
Federal National Mortgage
Association, 5.400%, 4/13/2009	100,000	100,034
Federal National Mortgage
Association, 5.500%, 9/29/2008	50,000	50,002
Federal National Mortgage
Association, 5.625%, 5/19/2011	50,000	50,149
Federal National Mortgage
Association, 5.670%, 4/26/2011	50,000	50,040
Federal National Mortgage
Association, 5.800%, 2/9/2026	25,000	24,801
Federal National Mortgage
Association, 6.000%, 9/26/2013	25,000	25,008
Federal National Mortgage
Association, 6.000%, 5/15/2011	100,000	104,223

U.S. Bond Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

U.S. Government Agencies (continued)
Federal National Mortgage
Association, 6.070%, 5/12/2016	$50,000	$50,344
Federal National Mortgage
Association, 7.250%, 5/15/2030	35,000	44,800
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	34,990
Tennessee Valley Authority,
6.150%, 1/15/2038	25,000	28,723
Tennessee Valley Authority,
6.750%, 11/1/2025	25,000	29,748

Total U.S. Government
Agencies–(Identified Cost $3,853,012)		3,853,889

Commercial Mortgage-Backed Securities–5.3%
Banc of America
Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,672
Banc of America
Commercial Mortgage, Inc., 5.229%, 10/10/2045	20,000	20,036
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	38,912
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	50,269
Chase Commercial
Mortgage Securities Corp., 7.319%, 10/15/2032	25,000	26,484
Citigroup, 5.226%,
7/15/2044	50,000	49,771
Citigroup Commercial
Mortgage Trust, 5.720%, 3/15/2049	25,000	25,559
Commercial Mortgage Pass
Through Certificates, 6.455%, 5/15/2032	194,584	197,142
Credit Suisse Mortgage
Capital Certificates, 5.828%, 6/15/2038	100,000	104,038

CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	19,140
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	49,648
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	35,183
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	25,000	26,106
CS First Boston Mortgage
Securities Corp., 6.480%, 5/17/2040	8,600	8,706
DLJ Commercial Mortgage
Corp., 6.240%, 11/12/2031	49,576	50,148
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	148,946
GMAC Commercial Mortgage
Securities, Inc., 6.465%, 4/15/2034	25,000	26,058
GMAC Commercial Mortgage
Securities, Inc., 6.957%, 9/15/2035	20,000	21,133
Greenwich Capital Commercial
Funding Corp., 5.224%, 4/10/2037	15,000	14,902
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	14,438
JP Morgan Chase Commercial
Mortgage Securities Corp., 2006 Ldp6mtg Pass Ctf A 4, 5.475%, 4/15/2043	100,000	100,944
JP Morgan Chase Commercial
Mortgage Securities Corp., 2005 Ldp3 Pass Cl A4, 4.936%, 8/15/2042	50,000	48,636
JP Morgan Chase Commercial
Mortgage Securities Corp., 4.879%, 1/12/2038	20,000	19,535
JP Morgan Chase Commercial
Mortgage Securities Corp., 4.959%, 8/15/2042	35,000	34,429
JP Morgan Chase Commercial
Mortgage Securities Corp., 4.999%, 10/15/2042	15,000	14,617
JP Morgan Chase Commercial
Mortgage Securities Corp., 5.038%, 3/15/2046	20,000	19,622

14	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust, 4.361%, 1/15/2029	$50,000	$47,865
LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	43,186	42,988
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	24,915
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	19,831
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	19,936
Merrill Lynch Mortgage
Trust, 5.244%, 11/12/2037	50,000	49,950
Morgan Stanley Capital I,
5.204%, 11/14/2042	25,000	24,910
Morgan Stanley Capital I,
6.920%, 6/3/2030	150,000	153,212
Salomon Brothers Mortgage
Securities VII, 7.455%, 7/18/2033	23,283	24,511
Wachovia Bank Commercial
Mortgage Trust, 4.516%, 5/15/2044	15,000	14,667
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	89,413	89,182
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	50,284
Wachovia Bank Commercial
Mortgage Trust, 5.515%, 1/15/2045	50,000	50,355

Total Commercial Mortgage–
Backed Securities–(Identified Cost $1,833,675)		1,836,680

Municipal Bonds–0.1%
Illinois St Taxable Pension,
5.100%, 6/1/2033	25,000	23,960
State of Illinois, 4.950%,
6/1/2023	25,000	24,089

Total Municipal Bonds–
(Identified Cost $48,528)		48,049

	Shares

Mutual Fund–0.8%
AIM Prime Fund	263,189	263,189

Total Investments–99.8%
(Identified Cost $34,679,180)		34,754,148

Other Assets & Liabilities–Net–0.2%		65,044

Total Net Assets–100.0%		$34,819,192

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities may only be sold to qualified institutional investors and are determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At December 31, 2006, these securities amounted to $144,702 which represents 0.42% of total net assets.

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	15

U.S. Stock Market Portfolio

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–99.0%
Consumer Discretionary–12.0%
Aaron Rents, Inc.	121	$3,482

Abercrombie & Fitch Co.	181	12,603

1ACCO Brands Corp.	60	1,588

Advance Auto Parts, Inc.	208	7,396

Advo, Inc.	60	1,956

[1]Aeropostale, Inc.	70	2,161

[1]Amazon, Inc.	657	25,925

American Axle & Manufacturing
Holdings, Inc.	200	3,798
American Eagle Outfitters	384	11,985

American Greetings Corp.	100	2,387

Ameristar Casinos, Inc.	158	4,857

[1]AnnTaylor Stores Corp.	169	5,550

Applebees International, Inc.	110	2,714

[1]aQuantive, Inc.	170	4,192

ArvinMeritor, Inc.	100	1,823

Asbury Automotive Group, Inc.	100	2,356

[1]Autonation, Inc.	363	7,739

[1]Autozone, Inc.	111	12,827

Avis Budget Group, Inc.	188	4,078

[1]Aztar Corp.	60	3,265

Bandag, Inc.	60	2,998

Barnes & Noble, Inc.	126	5,003

[1]Beacon Roofing Supply, Inc.	75	1,412

Beazer Homes USA, Inc.	88	4,137

Bebe Stores, Inc.	100	1,979

[1]Bed Bath & Beyond, Inc.	579	22,060

Belo Corp.	150	2,756

Best Buy Co., Inc.	864	42,500

[1]Big Lots, Inc.	270	6,188

1BJ’s Wholesale Club, Inc.	153	4,760

Black & Decker Corp.	151	12,075

Blyth, Inc.	100	2,075

Bob Evans Farms, Inc.	90	3,080

Borders Group, Inc.	100	2,235

BorgWarner, Inc.	113	6,669

Boyd Gaming Corp.	158	7,159

[1]Brightpoint, Inc.	105	1,412

Brinker International, Inc.	285	8,596

Brown Shoe Co., Inc.	87	4,153

Brunswick Corp.	199	6,348

Building Material Holding Corp.	40	988

[1]Burger King Holdings, Inc.	100	2,110

[1]Cabela’s, Inc.	94	2,268

Cablevision Systems Corp.	546	15,550

Callaway Golf Co.	120	1,729

[1]Carmax, Inc.	206	11,048

Carnival Corp.	905	44,390

[1]Carter’s, Inc.	60	1,530

Catalina Marketing Corp.	70	1,925

Cato Corp.	100	2,291

CBRL Group, Inc.	70	3,133

CBS Corp.	1,394	43,465

CDW Corp.	124	8,720

1CEC Entertainment, Inc.	50	2,013

Centex Corp.	235	13,223

[1]Champion Enterprises, Inc.	110	1,030

[1]Charlotte Russe Holding, Inc.	100	3,075

[1]Charming Shoppes, Inc.	250	3,383

[1]Charter Communications, Inc.	1,200	3,672

[1]Cheesecake Factory	170	4,182

[1]Chico’s FAS, Inc.	399	8,255

[1]Childrens Place Retail Stores,
Inc.	30	1,906
[1]Chipotle Mexican Grill, Inc.	42	2,394

Choice Hotels International, Inc.	100	4,210

Christopher & Banks Corp.	100	1,866

Circuit City Stores, Inc.	400	7,592

CKE Restaurants, Inc.	200	3,680

Claire’s Stores, Inc.	224	7,423

Clear Channel Communications,
Inc.	1,012	35,966
[1]Coach, Inc.	793	34,067

[1]Coldwater Creek, Inc.	75	1,839

Columbia Sportswear Co.	55	3,064

16	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Comcast Corp. Class A	2,737	$115,857

[1]Comcast Corp. Special
Class A	1,540	64,495
Cooper Tire & Rubber Co.	110	1,573

[1]Copart, Inc.	200	6,000

Costco Wholesale Corp.	1,024	54,139

1CROCS, Inc.	100	4,320

1CSK Auto Corp.	100	1,715

Darden Restaurants, Inc.	322	12,935

[1]Dick’s Sporting Goods, Inc.	93	4,556

Dillard’s, Inc.	143	5,001

1DIRECTV Group, Inc.	1,476	36,811

[1]Dolby Laboratories, Inc.	100	3,102

Dollar General Corp.	689	11,065

[1]Dollar Tree Stores, Inc.	270	8,127

Domino’s Pizza, Inc.	60	1,680

Dow Jones & Co., Inc.	79	3,002

DR Horton, Inc.	577	15,285

[1]DreamWorks Animation SKG,
Inc.	60	1,769
[1]Dress Barn, Inc.	80	1,866

Eastman Kodak Co.	628	16,202

[1]EchoStar Communications
Corp.	431	16,391
Entercom Communications
Corp.	60	1,691
Ethan Allen Interiors, Inc.	50	1,806

EW Scripps Co.	160	7,990

[1]Expedia, Inc.	489	10,259

Family Dollar Stores, Inc.	284	8,330

Federal Signal Corp.	100	1,604

Federated Department Stores,
Inc.	1,156	44,078
Finish Line	80	1,142

Foot Locker, Inc.	304	6,667

Ford Motor Co.	3,872	29,079

Fortune Brands, Inc.	308	26,300

[1]Fossil, Inc.	80	1,806

Furniture Brands International,
Inc.	80	1,298
[1]GameStop Corp. Class A	60	3,307

[1]GameStop Corp. Class B	100	5,476

Gannett Co., Inc.	489	29,565

Gap, Inc.	1,194	23,283

Garmin Ltd.	265	14,750

[1]Gaylord Entertainment Co.	94	4,787

[1]Gemstar-TV Guide International,
Inc.	1,116	4,475
General Motors Corp.	903	27,740

[1]Genesco, Inc.	40	1,492

Gentex Corp.	373	5,804

[1]Getty Images, Inc.	101	4,325

[1]Goodyear Tire & Rubber Co.	380	7,976

Group 1 Automotive, Inc.	100	5,172

[1]Guess ?, Inc.	78	4,948

[1]Guitar Center, Inc.	81	3,682

[1]Gymboree Corp.	124	4,732

[1]Hanesbrands, Inc.	178	4,204

Harley-Davidson, Inc.	552	38,899

Harman International Industries,
Inc.	141	14,087
Harrah’s Entertainment, Inc.	378	31,268

Harte-Hanks, Inc.	80	2,217

Hasbro, Inc.	413	11,254

Hearst-Argyle Television, Inc.	87	2,219

[1]Helen of Troy Ltd.	100	2,426

[1]Hertz Global Holdings, Inc.	200	3,478

[1]Hibbett Sporting Goods, Inc.	60	1,832

Hilton Hotels Corp.	738	25,756

HNI Corp.	108	4,796

Home Depot, Inc.	4,326	173,732

[1]Hovnanian Enterprises, Inc.	96	3,254

[1]Idearc, Inc.	300	8,595

Ihop Corp.	30	1,581

[1]Insight Enterprises, Inc.	80	1,510

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	17

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Interactive Data Corp.	70	$1,683

[1]Interface, Inc.	100	1,422

International Game Technology	700	32,340

International Speedway Corp.	50	2,552

[1]Interpublic Group of Cos, Inc.	960	11,750

[1]inVentiv Health, Inc.	100	3,535

1J Crew Group, Inc.	100	3,855

JC Penney Co., Inc.	492	38,061

John Wiley & Sons, Inc.	70	2,693

Johnson Controls, Inc.	396	34,024

Jones Apparel Group, Inc.	222	7,421

K-Swiss, Inc.	50	1,537

1K2, Inc.	200	2,638

KB Home	174	8,923

Kellwood Co.	103	3,350

Knoll, Inc.	106	2,332

[1]Kohl’s Corp.	679	46,464

La-Z-Boy, Inc.	200	2,374

[1]Lamar Advertising Co.	184	12,032

Lancaster Colony Corp.	60	2,659

[1]Las Vegas Sands Corp.	223	19,954

Lear Corp.	140	4,134

Lee Enterprises, Inc.	80	2,485

Leggett & Platt, Inc.	344	8,222

Lennar Corp.	244	12,800

[1]Liberty Global, Inc.	385	10,780

[1]Liberty Media Holding Corp.–
Capital	289	28,316
[1]Liberty Media Holding Corp.–
Interactive	1,404	30,284
[1]Life Time Fitness, Inc.	40	1,940

[1]Live Nation, Inc.	151	3,382

Liz Claiborne, Inc.	202	8,779

1LKQ Corp.	146	3,357

Lowe’s Cos, Inc.	3,076	95,817

Limited Brands	787	22,776

[1]Macrovision Corp.	90	2,543

Marriott International, Inc.	720	34,358

[1]Marvel Entertainment, Inc.	100	2,691

Mattel, Inc.	826	18,717

Matthews International Corp.	60	2,361

McClatchy Co.	116	5,023

McDonald’s Corp.	2,520	111,712

McGraw-Hill Cos, Inc.	723	49,178

MDC Holdings, Inc.	100	5,705

Media General, Inc.	40	1,487

Men’s Wearhouse, Inc.	160	6,122

Meredith Corp.	56	3,156

[1]Meritage Homes Corp.	30	1,432

1MGM Mirage	271	15,542

Modine Manufacturing Co.	60	1,502

[1]Mohawk Industries, Inc.	114	8,534

[1]Move, Inc.	300	1,653

[1]NetFlix, Inc.	60	1,552

New York Times Co.	301	7,332

Newell Rubbermaid, Inc.	558	16,154

News Corp. Class A	3,792	81,452

News Corp. Class B	1,103	24,553

Nike, Inc.	375	37,136

Nordstrom, Inc.	473	23,338

NTL, Inc.	569	14,362

[1]NutriSystem, Inc.	111	7,036

1NVR, Inc.	10	6,450

1O’Reilly Automotive, Inc.	213	6,829

[1]Office Depot, Inc.	591	22,558

OfficeMax, Inc.	190	9,433

Omnicom Group, Inc.	351	36,694

Orient-Express Hotels Ltd.	70	3,312

OSI Restaurant Partners, Inc.	180	7,056

Oxford Industries, Inc.	42	2,085

[1]Pacific Sunwear of California,
Inc.	90	1,762
[1]Panera Bread Co.	40	2,236

[1]Papa John’s International, Inc.	60	1,741

18	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Payless Shoesource, Inc.	180	$5,908

[1]Penn National Gaming, Inc.	190	7,908

PEP Boys-Manny Moe & Jack	100	1,486

Petsmart, Inc.	274	7,908

1PF Chang’s China Bistro, Inc.	40	1,535

Phillips-Van Heusen Corp.	139	6,974

Pier 1 Imports, Inc.	300	1,785

[1]Pinnacle Entertainment, Inc.	70	2,320

Polaris Industries, Inc.	60	2,810

Polo Ralph Lauren Corp.	122	9,475

Pool Corp.	80	3,134

[1]Priceline.com, Inc.	100	4,361

Pulte Homes, Inc.	448	14,838

[1]Quiksilver, Inc.	250	3,937

RadioShack Corp.	340	5,705

[1]Rare Hospitality International,
Inc.	70	2,305
1RC2 Corp.	100	4,400

Reader’s Digest Association,
Inc.	160	2,672
[1]Red Robin Gourmet Burgers,
Inc.	41	1,470
Regal Entertainment Group	80	1,706

Regis Corp.	60	2,372

[1]Rent-A-Center, Inc.	100	2,951

RH Donnelley Corp.	147	9,221

Ross Stores, Inc.	280	8,204

Royal Caribbean Cruises Ltd.	285	11,793

Ruby Tuesday, Inc.	100	2,744

Ryland Group, Inc.	106	5,790

Saks, Inc.	253	4,508

[1]Scholastic Corp.	70	2,509

[1]School Specialty, Inc.	40	1,500

[1]Scientific Games Corp.	180	5,441

[1]Sears Holdings Corp.	178	29,892

[1]Select Comfort Corp.	75	1,304

Sherwin-Williams Co.	272	17,294

[1]Shuffle Master, Inc.	60	1,572

[1]Sirius Satellite Radio, Inc.	2,347	8,308

[1]Skechers U.S.A., Inc.	100	3,331

Snap-On, Inc.	84	4,002

Sonic Automotive, Inc.	100	2,904

[1]Sonic Corp.	136	3,257

Stage Stores, Inc.	60	1,823

Standard-Pacific Corp.	183	4,903

Stanley Works	190	9,555

Staples, Inc.	1,556	41,545

[1]Starbucks Corp.	1,606	56,885

Starwood Hotels & Resorts
Worldwide, Inc.	498	31,125
Station Casinos, Inc.	93	7,595

Steven Madden Ltd.	54	1,895

Talbots, Inc.	100	2,410

Target Corp.	1,689	96,357

[1]Tempur-Pedic International, Inc.	100	2,046

[1]Tenneco, Inc.	80	1,978

[1]Texas Roadhouse, Inc.	152	2,016

Thor Industries, Inc.	50	2,200

Tiffany & Co.	336	13,185

Tim Hortons, Inc.	400	11,584

[1]Timberland Co.	70	2,211

Time Warner, Inc.	8,345	181,754

TJX Cos, Inc.	920	26,238

[1]Toll Brothers, Inc.	222	7,155

[1]Too, Inc.	50	1,997

Toro Co.	65	3,031

[1]Tractor Supply Co.	79	3,532

Triarc Cos, Inc. Class A	150	3,261

Triarc Cos, Inc. Class B	200	4,000

Tribune Co.	324	9,973

1TRW Automotive Holdings
Corp.	60	1,552
Tupperware Brands Corp.	80	1,809

[1]Under Armour, Inc.	122	6,155

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	19

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
United Auto Group, Inc.	154	$3,630

[1]United Rentals, Inc.	190	4,832

[1]Univision Communications, Inc.	420	14,876

[1]Urban Outfitters, Inc.	226	5,205

[1]Vail Resorts, Inc.	78	3,496

VF Corp.	200	16,416

[1]Viacom, Inc.	1,313	53,872

[1]Visteon Corp.	210	1,781

Wabtec Corp.	70	2,127

Wal-Mart Stores, Inc.	5,264	243,092

Walt Disney Co.	4,153	142,323

[1]Warnaco Group, Inc.	80	2,030

Warner Music Group Corp.	80	1,836

Washington Post Co.	10	7,456

1WCI Communities, Inc.	50	959

Wendy’s International, Inc.	222	7,346

1WESCO International, Inc.	114	6,704

Westwood One, Inc.	130	918

Whirlpool Corp.	149	12,370

Williams-Sonoma, Inc.	188	5,911

Winnebago Industries, Inc.	40	1,316

1WMS Industries, Inc.	100	3,486

Wolverine World Wide, Inc.	100	2,852

[1]Wyndham Worldwide Corp.	377	12,072

Wynn Resorts Ltd.	106	9,948

1XM Satellite Radio Holdings,
Inc.	612	8,843
Yankee Candle Co., Inc.	70	2,400

Yum! Brands, Inc.	558	32,810

[1]Zale Corp.	70	1,975

Total Consumer Discretionary		3,996,471

Consumer Staples–7.0%
Altria Group, Inc.	4,370	375,033

Anheuser-Busch Cos, Inc.	1,674	82,361

Archer-Daniels-Midland Co.	1,217	38,895

Avon Products, Inc.	916	30,265

Brown-Forman Corp.	100	6,624

Bunge Ltd.	234	16,967

Campbell Soup Co.	447	17,384

Casey’s General Stores, Inc.	80	1,884

[1]Central European Distribution
Corp.	100	2,970
[1]Central Garden and Pet Co.	40	1,937

[1]Chattem, Inc.	51	2,554

Chiquita Brands International,
Inc.	70	1,118
Church & Dwight Co., Inc.	132	5,630

Clorox Co.	313	20,079

Coca-Cola Co.	4,416	213,072

Coca-Cola Enterprises, Inc.	571	11,660

Colgate-Palmolive Co.	1,088	70,981

ConAgra Foods, Inc.	1,043	28,161

[1]Constellation Brands, Inc.	410	11,898

Corn Products International, Inc.	151	5,216

CVS Corp.	1,692	52,300

[1]Dean Foods Co.	344	14,544

Del Monte Foods Co.	560	6,177

Delta & Pine Land Co.	114	4,611

Estee Lauder Cos, Inc.	230	9,389

Flowers Foods, Inc.	70	1,889

General Mills, Inc.	694	39,974

[1]Gold Kist, Inc.	200	4,204

[1]Hain Celestial Group, Inc.	80	2,497

[1]Hansen Natural Corp.	152	5,119

[1]Herbalife Ltd.	50	2,008

Hershey Co.	397	19,771

HJ Heinz Co.	689	31,012

Hormel Foods Corp.	189	7,057

JM Smucker Co.	128	6,204

Kellogg Co.	553	27,683

Kimberly-Clark Corp.	946	64,281

Kraft Foods, Inc.	494	17,636

Kroger Co.	1,428	32,944

Loews Corp.–Carolina Group	226	14,627

Longs Drug Stores Corp.	40	1,695

20	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
McCormick & Co., Inc.	233	$8,984

Molson Coors Brewing Co.	129	9,861

[1]Alberto Culver Co.	190	4,075

1NBTY, Inc.	90	3,741

Nu Skin Enterprises, Inc.	100	1,823

[1]Pantry, Inc.	30	1,405

Pepsi Bottling Group, Inc.	260	8,037

PepsiAmericas, Inc.	100	2,098

PepsiCo, Inc.	3,433	214,734

[1]Performance Food Group Co.	70	1,935

Pilgrim’s Pride Corp.	152	4,473

[1]Playtex Products, Inc.	100	1,439

Procter & Gamble Co.	6,626	425,853

[1]Ralcorp Holdings, Inc.	50	2,545

[1]Rite Aid Corp.	1,050	5,712

Ruddick Corp.	100	2,775

Safeway, Inc.	902	31,173

[1]Sally Beauty Holdings, Inc.	190	1,482

Sara Lee Corp.	1,527	26,005

Sensient Technologies Corp.	161	3,961

[1]Smithfield Foods, Inc.	259	6,646

[1]Steiner Leisure Ltd.	100	4,550

Supervalu, Inc.	464	16,588

Sysco Corp.	1,279	47,016

[1]Terra Industries, Inc.	261	3,127

Tootsie Roll Industries, Inc.	100	3,270

[1]TreeHouse Foods, Inc.	100	3,120

Tyson Foods, Inc.	530	8,718

[1]United Natural Foods, Inc.	60	2,155

Universal Corp.	50	2,451

UST, Inc.	331	19,264

Walgreen Co.	2,092	96,002

Whole Foods Market, Inc.	289	13,563

WM Wrigley Jr Co.	402	20,791

Total Consumer Staples		2,319,683

Energy–9.1%

Anadarko Petroleum Corp.	887	38,602

Apache Corp.	698	46,424

[1]Atlas America, Inc.	45	2,294

1ATP Oil & Gas Corp.	48	1,899

[1]Atwood Oceanics, Inc.	40	1,959

Baker Hughes, Inc.	702	52,411

Berry Petroleum Co.	60	1,861

[1]Bill Barrett Corp.	40	1,088

BJ Services Co.	715	20,964

Cabot Oil & Gas Corp.	99	6,004

[1]Cameron International Corp.	221	11,724

CARBO Ceramics, Inc.	30	1,121

[1]Carrizo Oil & Gas, Inc.	100	2,902

[1]Cheniere Energy, Inc.	160	4,619

Chesapeake Energy Corp.	950	27,598

Chevron Corp.	4,587	337,282

Cimarex Energy Co.	159	5,804

1CNX Gas Corp.	100	2,550

[1]Complete Production Services,
Inc.	100	2,120
[1]Comstock Resources, Inc.	60	1,864

ConocoPhillips	3,258	234,413

[1]Core Laboratories NV	50	4,050

Crosstex Energy, Inc.	19	602

[1]Delta Petroleum Corp.	200	4,632

[1]Denbury Resources, Inc.	218	6,058

Devon Energy Corp.	885	59,366

Diamond Offshore Drilling, Inc.	124	9,913

[1]Dresser-Rand Group, Inc.	205	5,016

[1]Dril-Quip, Inc.	80	3,133

El Paso Corp.	1,406	21,484

[1]Encore Acquisition Co.	60	1,472

[1]Energy Partners Ltd.	114	2,784

ENSCO International, Inc.	323	16,169

EOG Resources, Inc.	485	30,288

Equitable Resources, Inc.	215	8,976

[1]Evergreen Energy, Inc.	90	890

1EXCO Resources, Inc.	200	3,382

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	21

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
Exxon Mobil Corp.	12,492	$957,262

1FMC Technologies, Inc.	130	8,012

[1]Forest Oil Corp.	119	3,889

Frontier Oil Corp.	253	7,271

General Maritime Corp.	40	1,408

[1]Giant Industries, Inc.	50	3,748

[1]Global Industries Ltd.	130	1,695

GlobalSantaFe Corp.	505	29,684

[1]Grant Prideco, Inc.	250	9,943

[1]Grey Wolf, Inc.	240	1,646

[1]Gulfmark Offshore, Inc.	100	3,741

Halliburton Co.	2,173	67,472

[1]Hanover Compressor Co.	120	2,267

[1]Helix Energy Solutions Group,	197	6,180
Inc.
Helmerich & Payne, Inc.	200	4,894

[1]Hercules Offshore, Inc.	61	1,763

Hess Corp.	542	26,867

Holly Corp.	111	5,705

[1]Hornbeck Offshore Services,
Inc.	100	3,570
[1]Houston Exploration Co.	45	2,330

[1]Hydril Company LP	30	2,256

[1]Input/Output, Inc.	200	2,726

Kinder Morgan, Inc.	214	22,631

[1]Lone Star Technologies, Inc.	40	1,936

Lufkin Industries, Inc.	56	3,252

Marathon Oil Corp.	739	68,357

[1]Mariner Energy Inc	100	1,960

Murphy Oil Corp.	347	17,645

[1]Nabors Industries Ltd.	602	17,928

[1]National Oilwell Varco, Inc.	345	21,107

[1]Newfield Exploration Co.	291	13,371

[1]Newpark Resources	300	2,163

Noble Corp.	293	22,312

Noble Energy, Inc.	376	18,450

Occidental Petroleum Corp.	1,763	86,087

[1]Oceaneering International, Inc.	180	7,146

[1]Oil States International, Inc.	123	3,964

OMI Corp.	100	2,117

[1]Parallel Petroleum Corp.	82	1,441

[1]Parker Drilling Co.	170	1,389

Patterson-UTI Energy, Inc.	370	8,595

Penn Virginia Corp.	30	2,101

[1]Petroleum Development Corp.	50	2,153

[1]Pioneer Drilling Co.	171	2,271

Pioneer Natural Resources Co.	250	9,923

[1]Plains Exploration & Production
Co.	175	8,318
Pogo Producing Co.	122	5,910

[1]Pride International, Inc.	359	10,774

[1]Quicksilver Resources, Inc.	150	5,489

Range Resources Corp.	252	6,920

[1]Rosetta Resources, Inc.	100	1,867

Rowan Cos, Inc.	199	6,607

Schlumberger Ltd.	2,493	157,458

1SEACOR Holdings, Inc.	44	4,362

Smith International, Inc.	437	17,948

St Mary Land & Exploration Co.	116	4,273

[1]Stone Energy Corp.	40	1,414

Sunoco, Inc.	251	15,652

[1]Superior Energy Services	200	6,536

[1]Swift Energy Co.	40	1,792

Tesoro Corp.	146	9,602

[1]Tetra Technologies, Inc.	120	3,070

Tidewater, Inc.	100	4,836

1TODCO	138	4,715

[1]Transocean, Inc.	662	53,549

[1]Ultra Petroleum Corp.	319	15,232

[1]Unit Corp.	112	5,426

[1]Universal Compression
Holdings, Inc.	50	3,106
Valero Energy Corp.	1,262	64,564

[1]Veritas DGC, Inc.	81	6,936

W&T Offshore, Inc.	113	3,471

22	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
1W-H Energy Services, Inc.	60	$2,921

[1]Weatherford International Ltd.	727	30,381

Western Refining, Inc.	100	2,546

[1]Whiting Petroleum Corp.	50	2,330

Williams Cos, Inc.	1,271	33,199

XTO Energy, Inc.	784	36,887

Total Energy		3,014,437

Financials–22.6%
[1]Accredited Home Lenders
Holding Co.	30	818
ACE Ltd.	730	44,216

Advanta Corp.	54	2,356

[1]Affiliated Managers Group, Inc.	75	7,885

Aflac, Inc.	1,028	47,288

AG Edwards, Inc.	150	9,493

Alabama National BanCorp.	50	3,437

Alexandria Real Estate Equities,
Inc.	64	6,426
Alfa Corp.	100	1,881

[1]Alleghany Corp.	11	4,000

Allied Capital Corp.	350	11,438

Allstate Corp.	1,262	82,169

AMB Property Corp.	162	9,495

AMBAC Financial Group, Inc.	256	22,802

Amcore Financial, Inc.	110	3,594

American Capital Strategies
Ltd.	302	13,971
American Equity Investment Life
Holding Co.	200	2,606
American Express Co.	2,312	140,269

American Financial Group, Inc.	118	4,255

American Financial Realty Trust	200	2,288

American Home Mortgage
Investment Corp.	60	2,107
American International Group,
Inc.	4,612	330,496

[1]AmeriCredit Corp.	264	6,645

Ameriprise Financial, Inc.	449	24,470

Annaly Mortgage Management,
Inc.	370	5,147
Anthracite Capital, Inc.	200	2,546

AON Corp.	564	19,932

Apartment Investment &
Management Co.	180	10,084
Apollo Investment Corp.	280	6,272

Arbor Realty Trust, Inc.	130	3,912

[1]Arch Capital Group Ltd.	105	7,099

Archstone-Smith Trust	460	26,777

Ares Capital Corp.	121	2,312

[1]Argonaut Group, Inc.	70	2,440

Arthur J Gallagher & Co.	233	6,885

Ashford Hospitality Trust, Inc.	200	2,490

Aspen Insurance Holdings Ltd.	100	2,636

Associated Banc-Corp	300	10,464

Assurant, Inc.	204	11,271

Assured Guaranty Ltd.	90	2,394

Astoria Financial Corp.	240	7,238

AvalonBay Communities, Inc.	155	20,158

Axis Capital Holdings Ltd.	258	8,609

Bancorpsouth, Inc.	132	3,540

Bank Mutual Corp.	200	2,422

Bank of America Corp.	9,469	505,550

Bank of Hawaii Corp.	100	5,395

Bank of New York Co., Inc.	1,657	65,236

BankAtlantic Bancorp, Inc.	200	2,762

Bankunited Financial Corp.	126	3,523

Banner Corp.	21	931

BB&T Corp.	1,124	49,377

Bear Stearns Cos, Inc.	232	37,765

[1]Berkshire Hathaway, Inc.	26	95,316

BioMed Realty Trust, Inc.	110	3,146

BOK Financial Corp.	40	2,199

Boston Private Financial
Holdings, Inc.	60	1,693
Boston Properties, Inc.	222	24,837

Brandywine Realty Trust	240	7,980

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
BRE Properties, Inc.	100	$6,502

Brookdale Senior Living, Inc.	104	4,992

Brookline Bancorp, Inc.	190	2,502

Brown & Brown, Inc.	224	6,319

Calamos Asset Management,
Inc.	76	2,039
Camden Property Trust	100	7,385

Capital One Financial Corp.	855	65,681

Capital Trust, Inc.	10	499

CapitalSource, Inc.	246	6,718

Capitol Federal Financial	60	2,305

Cascade Bancorp	100	3,103

Cash America International, Inc.	95	4,455

Cathay General Bancorp	100	3,451

1CB Richard Ellis Group, Inc.	421	13,977

CBL & Associates Properties,
Inc.	134	5,809
1CBOT Holdings, Inc.	62	9,391

Cedar Shopping Centers, Inc.	100	1,591

Central Pacific Financial Corp.	60	2,326

Charles Schwab Corp.	2,266	43,824

Chemical Financial Corp.	100	3,330

Chicago Mercantile Exchange
Holdings, Inc.	74	37,721
Chittenden Corp.	100	3,069

Chubb Corp.	856	45,291

Cincinnati Financial Corp.	337	15,269

CIT Group, Inc.	391	21,806

Citigroup, Inc.	10,397	579,113

Citizens Banking Corp.	110	2,915

City Holding Co.	100	4,089

City National Corp.	100	7,120

Colonial BancGroup, Inc.	334	8,597

Colonial Properties Trust	63	2,953

Comerica, Inc.	325	19,071

Commerce Bancorp, Inc.	332	11,710

Commerce Bancshares, Inc.	105	5,083

Commerce Group, Inc.	80	2,380

Community Bank System, Inc.	90	2,070

Community Trust Bancorp, Inc.	80	3,322

Compass Bancshares, Inc.	239	14,256

[1]Conseco, Inc.	329	6,573

Corporate Office Properties
Trust SBI MD	70	3,533
[1]Corrections Corp. of America	159	7,192

Corus Bankshares, Inc.	60	1,384

Countrywide Financial Corp.	1,344	57,053

Cousins Properties, Inc.	90	3,174

Crescent Real Estate EQT Co.	143	2,824

Cullen	102	5,694

CVB Financial Corp.	125	1,808

Deerfield Triarc Capital Corp.	100	1,693

Delphi Financial Group	75	3,035

Developers Diversified Realty
Corp.	232	14,604
DiamondRock Hospitality Co.	200	3,602

Digital Realty Trust, Inc.	100	3,423

Dime Community Bancshares	180	2,522

Doral Financial Corp.	140	402

Downey Financial Corp.	30	2,177

Duke Realty Corp.	251	10,266

1E*Trade Financial Corp.	909	20,380

East West Bancorp, Inc.	82	2,904

EastGroup Properties, Inc.	80	4,285

Eaton Vance Corp.	274	9,045

Endurance Specialty Holdings
Ltd.	128	4,682
Entertainment Properties Trust	60	3,506

Equity Inns, Inc.	180	2,873

Equity Lifestyle Properties, Inc.	50	2,722

Equity Office Properties Trust	791	38,102

Equity One, Inc.	90	2,399

Equity Residential	600	30,450

Erie Indemnity Co.	108	6,262

Essex Property Trust, Inc.	49	6,333

24	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[1]Euronet Worldwide, Inc.	88	$2,613

Everest Re Group Ltd.	143	14,030

Extra Space Storage, Inc.	180	3,287

Fannie Mae	2,015	119,671

Federal Realty Investment Trust	100	8,500

Federated Investors, Inc.	221	7,465

FelCor Lodging Trust, Inc.	140	3,058

Fidelity Bankshares, Inc.	53	2,103

Fidelity National Financial, Inc.	449	10,722

Fidelity National Information
Services, Inc.	440	17,640
Fifth Third Bancorp	1,079	44,163

Financial Federal Corp.	75	2,206

First American Corp.	165	6,712

First Bancorp	120	1,144

First Charter Corp.	100	2,460

First Citizens BancShares, Inc.	10	2,026

First Commonwealth Financial
Corp.	206	2,767
First Community Bancorp, Inc.	50	2,614

First Financial Corp.	40	1,418

First Financial Holdings, Inc.	100	3,918

First Horizon National Corp.	232	9,693

First Industrial Realty Trust, Inc.	71	3,329

First Marblehead Corp.	75	4,099

First Merchants Corp.	130	3,535

First Midwest Bancorp, Inc.	90	3,481

First Niagara Financial Group,
Inc.	200	2,972
First Potomac Realty Trust	100	2,911

First Republic Bank	60	2,345

[1]FirstFed Financial Corp.	30	2,009

FirstMerit Corp.	119	2,873

FNB Corp.	150	2,741

Forest City Enterprises, Inc.	145	8,468

Franklin Resources, Inc.	363	39,992

Franklin Street Properties Corp.	80	1,684

Freddie Mac	1,425	96,757

Fremont General Corp.	80	1,297

Friedman Billings Ramsey
Group, Inc.	200	1,600
Frontier Financial Corp.	120	3,508

Fulton Financial Corp.	525	8,767

GAMCO Investors, Inc.	60	2,308

General Growth Properties, Inc.	440	22,981

Genworth Financial, Inc.	928	31,747

Getty Realty Corp.	120	3,708

1GFI Group, Inc.	64	3,985

Glacier Bancorp, Inc.	90	2,200

Glimcher Realty Trust	100	2,671

Global Signal, Inc.	40	2,107

GMH Communities Trust	170	1,726

Goldman Sachs Group, Inc.	813	162,072

Greater Bay Bancorp	100	2,633

Greenhill & Co., Inc.	56	4,133

Hancock Holding Co.	60	3,170

Hanmi Financial Corp.	100	2,253

Hanover Insurance Group, Inc.	116	5,661

Hartford Financial Services
Group, Inc.	617	57,572
HCC Insurance Holdings, Inc.	230	7,381

Health Care Property Investors,
Inc.	396	14,581
Health Care REIT, Inc.	136	5,851

Healthcare Realty Trust, Inc.	75	2,966

[1]HealthExtras, Inc.	70	1,687

Highland Hospitality Corp.	200	2,850

Highwoods Properties, Inc.	90	3,668

Hilb Rogal & Hobbs Co.	50	2,106

Home Properties, Inc.	60	3,556

Horace Mann Educators Corp.	120	2,424

Hospitality Properties Trust	178	8,460

Host Hotels & Resorts, Inc.	990	24,304

HRPT Properties Trust	504	6,224

Hudson City Bancorp, Inc.	1,134	15,740

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Huntington Bancshares, Inc.	491	$11,661

IBERIABANK Corp.	60	3,543

IMPAC Mortgage Holdings,
Inc.	200	1,760
Independent Bank Corp.	90	3,243

IndyMac Bancorp, Inc.	136	6,142

Infinity Property & Casualty
Corp.	50	2,420
Inland Real Estate Corp.	150	2,808

Innkeepers USA Trust	200	3,100

Integra Bank Corp.	33	908

[1]IntercontinentalExchange, Inc.	98	10,574

International Bancshares Corp.	90	2,782

International Securities
Exchange, Inc.	53	2,480
[1]Investment Technology Group,
Inc.	89	3,816
[1]Investors Bancorp, Inc.	200	3,146

Investors Financial Services
Corp.	154	6,571
Investors Real Estate Trust	94	964

IPC Holdings Ltd.	80	2,516

iStar Financial, Inc.	269	12,864

Jackson Hewitt Tax Service,
Inc.	60	2,038
Janus Capital Group, Inc.	400	8,636

Jefferies Group, Inc.	256	6,866

Jones Lang LaSalle, Inc.	77	7,097

JPMorgan Chase & Co.	7,275	351,382

Keycorp	813	30,918

Kilroy Realty Corp.	70	5,460

Kimco Realty Corp.	475	21,330

KKR Financial Corp.	124	3,322

[1]Knight Capital Group, Inc.	170	3,259

LandAmerica Financial Group,
Inc.	30	1,893
LaSalle Hotel Properties	80	3,668

Legg Mason, Inc.	252	23,953

Lehman Brothers Holdings, Inc.	954	74,526

Leucadia National Corp.	380	10,716

Lexington Corporate Properties
Trust	130	2,915
Liberty Property Trust	200	9,828

Lincoln National Corp.	575	38,180

Loews Corp.	857	35,540

M&T Bank Corp.	136	16,614

Macerich Co.	160	13,851

Mack-Cali Realty Corp.	188	9,588

MAF Bancorp, Inc.	70	3,128

Maguire Properties, Inc.	80	3,200

[1]Markel Corp.	20	9,602

Marsh & McLennan Cos, Inc.	1,145	35,106

Marshall & Ilsley Corp.	546	26,268

Max Re Capital Ltd.	80	1,986

MB Financial, Inc.	100	3,761

MBIA, Inc.	288	21,041

MCG Capital Corp.	100	2,032

Mellon Financial Corp.	890	37,513

Mercantile Bankshares Corp.	324	15,160

Mercury General Corp.	56	2,953

Merrill Lynch & Co., Inc.	1,758	163,670

MetLife, Inc.	1,625	95,891

MFA Mortgage Investments, Inc.	360	2,768

MGIC Investment Corp.	190	11,883

Mid-America Apartment
Communities, Inc.	70	4,007
Mid-State Bancshares	110	4,003

Mills Corp.	70	1,400

Montpelier Re Holdings Ltd.	310	5,769

Moody’s Corp.	509	35,152

Morgan Stanley	1,999	162,779

Municipal Mortgage & Equity
LLC	100	3,220
1NASDAQ Stock Market, Inc.	248	7,636

National City Corp.	1,223	44,713

National Financial Partners Corp.	50	2,199

National Health Investors, Inc.	100	3,300

National Penn Bancshares, Inc.	103	2,086

26	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
National Retail Properties, Inc.	170	$3,901

Nationwide Financial Services	127	6,883

Nationwide Health Properties,
Inc.	130	3,929
NBT Bancorp, Inc.	85	2,168

New Century Financial Corp.	131	4,138

New Plan Excel Realty Trust	246	6,760

New York Community Bancorp,
Inc.	494	7,953
NewAlliance Bancshares, Inc.	200	3,280

Newcastle Investment Corp.	100	3,132

Northern Trust Corp.	386	23,426

NorthStar Realty Finance Corp.	100	1,657

Novastar Financial, Inc.	50	1,333

Nuveen Investments, Inc.	180	9,338

1NYSE Group, Inc.	110	10,692

Odyssey Re Holdings Corp.	100	3,730

Ohio Casualty Corp.	97	2,892

Old National Bancorp	128	2,422

Old Republic International
Corp.	438	10,197
Old Second Bancorp, Inc.	110	3,223

Omega Healthcare Investors,
Inc.	249	4,412
optionsXpress Holdings, Inc.	100	2,269

Pacific Capital Bancorp	100	3,358

Park National Corp.	20	1,980

Parkway Properties, Inc.	45	2,295

PartnerRe Ltd.	123	8,737

Pennsylvania Real Estate
Investment Trust	60	2,363
People’s Bank	89	3,971

PFF Bancorp, Inc.	54	1,864

[1]Philadelphia Consolidated
Holding Co.	187	8,333
Phoenix Cos, Inc.	180	2,860

[1]Piper Jaffray Cos	40	2,606

Platinum Underwriters Holdings
Ltd.	80	2,475
Plum Creek Timber Co., Inc.
(REIT)	384	15,302
PMI Group, Inc.	170	8,019

PNC Financial Services Group,
Inc.	642	47,534
Popular, Inc.	548	9,837

[1]Portfolio Recovery Associates,
Inc.	47	2,194
Post Properties, Inc.	72	3,290

Principal Financial Group, Inc.	564	33,107

PrivateBancorp, Inc.	44	1,832

[1]ProAssurance Corp.	50	2,496

Progressive Corp.	1,490	36,088

Prologis	516	31,357

Prosperity Bancshares, Inc.	99	3,416

Protective Life Corp.	200	9,500

Provident Bankshares Corp.	80	2,848

Provident Financial Services, Inc.	150	2,720

Provident New York Bancorp	230	3,445

Prudential Financial, Inc.	1,024	87,921

PS Business Parks, Inc.	74	5,233

Public Storage, Inc.	271	26,422

Radian Group, Inc.	186	10,027

RAIT Investment Trust	100	3,448

Ramco-Gershenson Properties	35	1,335

Raymond James Financial, Inc.	218	6,608

[1]Realogy Corp.	452	13,705

Realty Income Corp.	208	5,762

Reckson Associates Realty
Corp.	184	8,390
Redwood Trust, Inc.	40	2,323

Regency Centers Corp.	155	12,116

Regions Financial Corp.	1,528	57,147

Reinsurance Group of America,
Inc.	66	3,676
RenaissanceRe Holdings Ltd.	152	9,120

Republic Bancorp, Inc.	190	2,557

RLI Corp.	40	2,257

S&T Bancorp, Inc.	100	3,467

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Safeco Corp.	253	$15,825

Sandy Spring Bancorp, Inc.	90	3,436

Scottish Re Group, Ltd.	100	534

SEI Investments Co.	180	10,721

Selective Insurance Group	59	3,380

Senior Housing Properties Trust	160	3,917

[1]Signature Bank	70	2,169

Simon Property Group, Inc.	465	47,100

Sky Financial Group, Inc.	220	6,279

SL Green Realty Corp.	100	13,278

SLM Corp.	865	42,186

South Financial Group, Inc.	107	2,845

Sovereign Bancorp, Inc.	804	20,414

Sovran Self Storage, Inc.	70	4,010

Spirit Finance Corp.	220	2,743

St Joe Co.	205	10,982

St Paul Travelers Cos, Inc.	1,419	76,186

StanCorp Financial Group, Inc.	137	6,172

[2]State Street Corp.	696	46,938

Sterling Bancorp	120	2,364

Sterling Bancshares, Inc.	150	1,953

Sterling Financial Corp.	90	3,043

Stewart Information Services
Corp.	40	1,734
Strategic Hotels & Resorts, Inc.	134	2,920

Student Loan Corp.	10	2,073

Suffolk Bancorp	90	3,432

Sun Communities, Inc.	120	3,883

Sunstone Hotel Investors, Inc.	90	2,406

SunTrust Banks, Inc.	732	61,817

Susquehanna Bancshares, Inc.	110	2,957

1SVB Financial Group	55	2,564

Synovus Financial Corp.	522	16,093

T Rowe Price Group, Inc.	508	22,235

Tanger Factory Outlet Centrs	90	3,517

Taubman Centers, Inc.	110	5,595

TCF Financial Corp.	297	8,144

TD Ameritrade Holding Corp.	666	10,776

TD Banknorth, Inc.	288	9,297

Thornburg Mortgage, Inc.	222	5,579

Tompkins Trustco, Inc.	77	3,500

Torchmark Corp.	217	13,836

Transatlantic Holdings, Inc.	54	3,353

Trustco Bank Corp. NY	240	2,669

Trustmark Corp.	100	3,271

Trustreet Properties, Inc.	230	3,875

U-Store-It Trust	110	2,261

UCBH Holdings, Inc.	130	2,283

UMB Financial Corp.	80	2,921

Umpqua Holdings Corp.	90	2,649

Union Bankshares Corp.	90	2,753

UnionBanCal Corp.	100	6,125

United Bankshares, Inc.	80	3,092

United Community Banks, Inc.	80	2,586

United Dominion Realty Trust,
Inc.	300	9,537
United Fire & Casualty Co.	100	3,525

Unitrin, Inc.	170	8,519

[1]Universal American Financial
Corp.	100	1,864
Universal Health Realty Income
Trust	30	1,169
UnumProvident Corp.	753	15,647

Urstadt Biddle Properties, Inc.	180	3,436

US Bancorp	3,730	134,989

1USI Holdings Corp.	100	1,536

Valley National Bancorp	257	6,813

Ventas, Inc.	232	9,818

Vornado Realty Trust	291	35,356

W Holding Co., Inc.	200	1,192

Wachovia Corp.	4,077	232,185

Waddell & Reed Financial, Inc.	220	6,019

Walter Industries, Inc.	87	2,353

Washington Federal, Inc.	130	3,059

Washington Mutual, Inc.	2,014	91,617

28	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Washington Real Estate
Investment Trust	100	$4,000
Washington Trust Bancorp, Inc.	110	3,068

Webster Financial Corp.	124	6,041

Weingarten Realty Investors	195	8,991

Wells Fargo & Co.	6,677	237,434

WesBanco, Inc.	100	3,353

West Coast Bancorp	110	3,810

Westamerica BanCorp.	51	2,582

Western Union Co.	1,590	35,648

White Mountains Insurance
Group Ltd.	17	9,850
Whitney Holding Corp.	90	2,936

Wilmington Trust Corp.	130	5,482

Wintrust Financial Corp.	50	2,401

[1]World Acceptance Corp.	45	2,113

WR Berkley Corp.	351	12,113

XL Capital Ltd.	371	26,719

Zenith National Insurance Corp.	40	1,876

Zions BanCorp.	206	16,983

Total Financials		7,483,867

Health Care–11.4%
Abbott Laboratories	3,211	156,408

[1]Abraxis BioScience, Inc.	40	1,094

[1]Adams Respiratory
Therapeutics, Inc.	89	3,632
[1]Adolor Corp.	159	1,196

[1]Advanced Medical Optics, Inc.	139	4,893

[1]Advisory Board Co.	40	2,142

Aetna, Inc.	1,141	49,268

[1]Affymetrix, Inc.	93	2,145

[1]Alexion Pharmaceuticals, Inc.	80	3,231

[1]Align Technology, Inc.	100	1,397

[1]Alkermes, Inc.	310	4,145

Allergan, Inc.	306	36,640

Alpharma, Inc.	50	1,205

[1]Amedisys, Inc.	133	4,383

[1]American Medical Systems
Holdings, Inc.	90	1,667
1AMERIGROUP Corp.	80	2,871

AmerisourceBergen Corp.	420	18,883

[1]Amgen, Inc.	2,438	166,540

1AMN Healthcare Services, Inc.	100	2,754

[1]Amsurg Corp.	100	2,300

[1]Amylin Pharmaceuticals, Inc.	226	8,152

Applera Corp.–Applied
Biosystems Group	400	14,676
[1]Applera Corp.–Celera
Genomics Group	160	2,238
[1]Apria Healthcare Group, Inc.	70	1,866

[1]Arena Pharmaceuticals, Inc.	120	1,549

[1]Arthrocare Corp.	40	1,597

[1]Atherogenics, Inc.	70	694

[1]Barr Pharmaceuticals, Inc.	218	10,926

Bausch & Lomb, Inc.	99	5,154

Baxter International, Inc.	1,336	61,977

Beckman Coulter, Inc.	170	10,166

Becton Dickinson & Co.	509	35,706

[1]Bio-Rad Laboratories, Inc.	30	2,476

[1]Biogen Idec, Inc.	701	34,482

[1]BioMarin Pharmaceuticals, Inc.	140	2,295

Biomet, Inc.	494	20,387

[1]Biosite, Inc.	30	1,466

[1]Boston Scientific Corp.	2,597	44,616

Bristol-Myers Squibb Co.	4,099	107,886

Cardinal Health, Inc.	843	54,314

Caremark Rx, Inc.	922	52,655

[1]Celgene Corp.	771	44,356

[1]Centene Corp.	60	1,474

[1]Cephalon, Inc.	115	8,097

[1]Charles River Laboratories
International, Inc.	138	5,968
Cigna Corp.	250	32,892

[1]Community Health Systems,
Inc.	179	6,537
[1]Conceptus, Inc.	100	2,129

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Conor Medsystems, Inc.	76	$2,381

Cooper Cos, Inc.	109	4,851

[1]Covance, Inc.	121	7,128

[1]Coventry Health Care, Inc.	325	16,266

CR Bard, Inc.	199	16,511

[1]Cross Country Healthcare, Inc.	100	2,182

[1]Cubist Pharmaceuticals, Inc.	70	1,268

1CV Therapeutics, Inc.	70	977

[1]Cytyc Corp.	258	7,301

Dade Behring Holdings, Inc.	179	7,126

1DaVita, Inc.	218	12,400

Dentsply International, Inc.	360	10,746

[1]Digene Corp.	86	4,121

1DJO, Inc.	65	2,783

[1]Edwards Lifesciences Corp.	143	6,727

Eli Lilly & Co.	2,192	114,203

[1]Endo Pharmaceuticals
Holdings, Inc.	226	6,233
[1]Exelixis, Inc.	150	1,350

[1]Express Scripts, Inc.	251	17,972

[1]Forest Laboratories, Inc.	686	34,712

[1]Foxhollow Technologies, Inc.	100	2,158

[1]Gen-Probe, Inc.	113	5,918

[1]Genentech, Inc.	971	78,777

[1]Genesis HealthCare Corp.	79	3,731

[1]Genzyme Corp.	574	35,347

[1]Gilead Sciences, Inc.	934	60,645

[1]Haemonetics Corp.	40	1,801

Health Management
Associates, Inc.	499	10,534
[1]Health Net, Inc.	250	12,165

[1]Healthspring, Inc.	100	2,035

[1]Healthways, Inc.	40	1,908

[1]Henry Schein, Inc.	164	8,033

Hillenbrand Industries, Inc.	100	5,693

[1]Hologic, Inc.	123	5,815

[1]Hospira, Inc.	315	10,578

[1]Human Genome Sciences, Inc.	170	2,115

[1]Humana, Inc.	332	18,363

1ICOS Corp.	180	6,082

[1]Idexx Laboratories, Inc.	65	5,154

[1]Illumina, Inc.	120	4,717

1ImClone Systems, Inc.	160	4,282

[1]Immucor, Inc.	169	4,940

IMS Health, Inc.	432	11,871

[1]Integra LifeSciences
Holdings Corp.	100	4,259
[1]InterMune, Inc.	100	3,075

[1]Intuitive Surgical, Inc.	66	6,329

Invacare Corp.	50	1,228

[1]Inverness Medical Innovations,
Inc.	107	4,141
[1]Invitrogen Corp.	109	6,168

[1]Isis Pharmaceuticals, Inc.	200	2,224

Johnson & Johnson	6,107	403,184

[1]Kindred Healthcare, Inc.	60	1,515

[1]Kinetic Concepts, Inc.	128	5,062

[1]King Pharmaceuticals, Inc.	460	7,323

1KV Pharmaceutical Co.	100	2,378

[1]Kyphon, Inc.	40	1,616

[1]Laboratory Corp. of America
Holdings	241	17,706
LCA-Vision, Inc.	30	1,031

[1]Lifecell Corp.	120	2,897

[1]LifePoint Hospitals, Inc.	118	3,977

[1]Ligand Pharmaceuticals, Inc.	100	1,095

[1]Lincare Holdings, Inc.	193	7,689

[1]Magellan Health Services, Inc.	60	2,593

[1]MannKind Corp.	100	1,649

Manor Care, Inc.	163	7,648

[1]Martek Biosciences Corp.	60	1,400

[1]Matria Healthcare, Inc.	40	1,149

McKesson Corp.	588	29,812

[1]Medarex, Inc.	250	3,698

[1]Medco Health Solutions, Inc.	595	31,797

30	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Medicines Co.	80	$2,538

Medicis Pharmaceutical Corp.	170	5,972

[1]Medimmune, Inc.	475	15,376

Medtronic, Inc.	2,480	132,705

Mentor Corp.	78	3,812

Merck & Co., Inc.	4,551	198,424

1MGI Pharma, Inc.	100	1,841

[1]Millennium Pharmaceuticals,
Inc.	660	7,194
[1]Millipore Corp.	112	7,459

Mine Safety Appliances Co.	40	1,466

Mylan Laboratories, Inc.	466	9,301

[1]Myriad Genetics, Inc.	70	2,191

[1]Nektar Therapeutics	110	1,673

[1]Neurocrine Biosciences, Inc.	40	417

[1]New River Pharmaceuticals,
Inc.	41	2,243
1NuVasive, Inc.	100	2,310

[1]Nuvelo, Inc.	200	800

Omnicare, Inc.	265	10,237

[1]Onyx Pharmaceuticals, Inc.	50	529

[1]Orthofix International NV	100	5,000

1OSI Pharmaceuticals, Inc.	127	4,442

Owens & Minor, Inc.	60	1,876

[1]Palomar Medical Technologies,
Inc.	35	1,773
[1]Par Pharmaceutical Cos, Inc.	50	1,119

[1]Parexel International Corp.	66	1,912

[1]Patterson Cos, Inc.	204	7,244

1PDL BioPharma, Inc.	309	6,223

[1]Pediatrix Medical Group, Inc.	160	7,824

[1]Per-Se Technologies, Inc.	120	3,334

Perrigo Co.	120	2,076

Pfizer, Inc.	15,294	396,115

Pharmaceutical Product
Development, Inc.	206	6,637

[1]Pharmion Corp.	100	2,574

PolyMedica Corp.	100	4,041

1PSS World Medical, Inc.	100	1,953

[1]Psychiatric Solutions, Inc.	160	6,003

Quest Diagnostics, Inc.	350	18,550

[1]Regeneron Pharmaceuticals,
Inc.	90	1,806
[1]Resmed, Inc.	180	8,860

[1]Respironics, Inc.	180	6,795

[1]Rigel Pharmaceuticals, Inc.	33	392

[1]Salix Pharmaceuticals Ltd.	80	974

Schering-Plough Corp.	3,038	71,818

[1]Sciele Pharma, Inc.	100	2,400

[1]Sepracor, Inc.	205	12,624

Service Corp. International	670	6,867

[1]Sierra Health Services, Inc.	92	3,316

1St Jude Medical, Inc.	708	25,884

STERIS Corp.	90	2,265

Stryker Corp.	584	32,184

[1]Sunrise Senior Living, Inc.	150	4,608

[1]Techne Corp.	90	4,990

[1]Telik, Inc.	90	399

[1]Tenet Healthcare Corp.	891	6,210

[1]Theravance, Inc.	80	2,471

[1]Thoratec Corp.	70	1,231

[1]Triad Hospitals, Inc.	175	7,320

[1]United Surgical Partners
International, Inc.	60	1,701
[1]United Therapeutics Corp.	30	1,631

UnitedHealth Group, Inc.	2,805	150,713

Universal Health Services, Inc.	111	6,153

Valeant Pharmaceuticals
International	211	3,638
[1]Varian Medical Systems, Inc.	271	12,891

1VCA Antech, Inc.	200	6,438

[1]Ventana Medical Systems, Inc.	50	2,152

[1]Vertex Pharmaceuticals, Inc.	254	9,505

[1]Viasys Healthcare, Inc.	60	1,669

[1]Viropharma, Inc.	80	1,171

[1]Watson Pharmaceuticals, Inc.	267	6,950

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]WellCare Health Plans, Inc.	75	$5,167

[1]WellPoint, Inc.	1,330	104,658

West Pharmaceutical Services,
Inc.	100	5,123
[1]Wright Medical Group, Inc.	100	2,328

Wyeth	2,831	144,155

[1]Zimmer Holdings, Inc	506	39,660

Total Health Care		3,780,369

Industrials–11.6%
3M Co.	1,487	115,882

1AAR Corp.	60	1,751

ABM Industries, Inc.	90	2,044

Actuant Corp.	40	1,906

Acuity Brands, Inc.	70	3,643

Adesa, Inc.	202	5,605

Administaff, Inc.	30	1,283

Advance America Cash
Advance Centers, Inc.	194	2,842
[1]Aeroflex, Inc.	250	2,930

1AGCO Corp.	246	7,611

[1]Airtran Holdings, Inc.	100	1,174

[1]Alaska Air Group, Inc.	104	4,108

Albany International Corp.	40	1,316

Alexander & Baldwin, Inc.	60	2,660

[1]Alliance Data Systems Corp.	138	8,621

[1]Alliant Techsystems, Inc.	100	7,819

[1]Allied Waste Industries, Inc.	864	10,619

[1]Amerco, Inc.	37	3,219

[1]American Commercial Lines,
Inc.	99	6,485
American Power Conversion
Corp.	347	10,615
American Standard Cos, Inc.	374	17,148

Ametek, Inc.	270	8,597

1AMR Corp.	442	13,362

AO Smith Corp.	100	3,756

[1]Apollo Group, Inc.	282	10,990

Applied Industrial Technologies,
Inc.	90	2,368
Aramark Corp.	240	8,028

Arbitron, Inc.	50	2,172

Arkansas Best Corp.	40	1,440

[1]Armor Holdings, Inc.	76	4,169

Avery Dennison Corp.	193	13,110

Baldor Electric Co.	111	3,710

[1]Bally Technologies, Inc.	205	3,829

Banta Corp.	50	1,820

Barnes Group, Inc.	101	2,197

1BE Aerospace, Inc.	187	4,802

Belden CDT, Inc.	80	3,127

1BISYS Group, Inc.	160	2,066

Boeing Co.	1,581	140,456

Brady Corp.	160	5,965

Briggs & Stratton Corp.	70	1,887

[1]Bright Horizons Family
Solutions, Inc.	50	1,933
Brink’s Co.	140	8,949

[1]Bristow Group, Inc.	100	3,609

Bucyrus International, Inc.	45	2,329

Burlington Northern Santa Fe
Corp.	796	58,753
[1]Career Education Corp.	189	4,683

Carlisle Cos, Inc.	68	5,338

Caterpillar, Inc.	1,386	85,003

[1]Cenveo, Inc.	211	4,473

[1]Ceradyne, Inc.	30	1,695

[1]Ceridian Corp.	282	7,890

CH Robinson Worldwide, Inc.	322	13,167

[1]Checkfree Corp.	147	5,904

Chemed Corp.	40	1,479

[1]ChoicePoint, Inc.	171	6,734

Cintas Corp.	313	12,429

Clarcor, Inc.	82	2,772

[1]Cogent, Inc.	60	661

[1]Coinstar, Inc.	70	2,140

Con-way, Inc.	117	5,153

32	AARP PORTFOLIOS SEMI ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Consolidated Graphics, Inc.	55	$3,249

[1]Continental Airlines, Inc.	200	8,250

[1]Convergys Corp.	270	6,421

Cooper Industries Ltd.	226	20,437

[1]Corinthian Colleges, Inc.	130	1,772

Corporate Executive Board Co.	90	7,893

1CoStar Group, Inc.	109	5,838

[1]Covanta Holding Corp.	325	7,163

Crane Co.	70	2,565

1CSG Systems International,
Inc.	70	1,871
CSX Corp.	940	32,364

Cummins, Inc.	102	12,054

Curtiss-Wright Corp.	80	2,966

Danaher Corp.	545	39,480

Deere & Co.	493	46,870

Deluxe Corp.	110	2,772

DeVry, Inc.	80	2,240

[1]Dionex Corp.	40	2,268

[1]Discovery Holding Co.	581	9,348

[1]Dollar Thrifty Automotive Group	40	1,824

Donaldson Co., Inc.	159	5,519

Dover Corp.	415	20,343

DRS Technologies, Inc.	100	5,268

1DST Systems, Inc.	125	7,829

[1]Dun & Bradstreet Corp.	147	12,170

[1]Dycom Industries, Inc.	70	1,478

Eaton Corp.	283	21,265

[1]eFunds Corp.	70	1,925

1EGL, Inc.	40	1,191

ElkCorp	100	4,109

1EMCOR Group, Inc.	78	4,434

[1]Emdeon Corp.	317	3,928

Emerson Electric Co.	1,686	74,336

[1]Energizer Holdings, Inc.	132	9,371

[1]Energy Conversion Devices, Inc.	100	3,398

1EnPro Industries, Inc.	100	3,321

Equifax, Inc.	235	9,541

1ESCO Technologies, Inc.	40	1,818

[1]Esterline Technologies Corp.	50	2,012

Expeditors International
Washington, Inc.	422	17,091
FactSet Research Systems, Inc.	140	7,907

Fastenal Co.	281	10,082

FedEx Corp.	604	65,606

[1]Fiserv, Inc.	345	18,085

Florida East Coast Industries	50	2,980

[1]Flowserve Corp.	122	6,157

Fluor Corp.	191	15,595

Forward Air Corp.	50	1,447

[1]Foster Wheeler Ltd.	126	6,948

Franklin Electric Co., Inc.	36	1,850

Freightcar America, Inc.	40	2,218

1FTI Consulting, Inc.	60	1,673

G&K Services, Inc.	56	2,178

[1]Gardner Denver, Inc.	80	2,985

GATX Corp.	175	7,583

[1]GenCorp, Inc.	100	1,402

[1]General Cable Corp.	126	5,507

General Dynamics Corp.	717	53,309

General Electric Co.	21,610	804,108

[1]Genesee & Wyoming, Inc.	75	1,968

[1]Genlyte Group, Inc.	40	3,124

Genuine Parts Co.	329	15,604

[1]Geo Group, Inc.	62	2,326

[1]Global Cash Access Holdings,
Inc.	100	1,623
Global Payments, Inc.	136	6,297

Goodrich Corp.	261	11,889

Graco, Inc.	190	7,528

Granite Construction, Inc.	77	3,875

[1]Griffon Corp.	100	2,550

H&R Block, Inc.	640	14,746

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Harsco Corp.	90	$6,849

[1]Headwaters, Inc.	50	1,198

Healthcare Services Group	100	2,896

Heartland Express, Inc.	120	1,802

[1]Heidrick & Struggles
International, Inc.	100	4,236
Herman Miller, Inc.	148	5,381

[1]Hewitt Associates, Inc.	148	3,811

[1]Hexcel Corp.	236	4,109

Honeywell International, Inc.	1,639	74,148

Horizon Lines, Inc.	100	2,696

1HUB Group, Inc.	158	4,353

Hubbell, Inc.	116	5,244

[1]Iconix Brand Group, Inc.	100	1,939

IDEX Corp.	119	5,642

1II-VI, Inc.	100	2,794

Illinois Tool Works, Inc.	985	45,497

[1]Infrasource Services, Inc.	100	2,177

Ingersoll-Rand Co. Ltd.	648	25,356

[1]Insituform Technologies, Inc.	100	2,586

[1]Intermec, Inc.	100	2,427

[1]Iron Mountain, Inc.	188	7,772

1ITT Educational Services, Inc.	113	7,500

ITT Industries, Inc.	361	20,512

[1]Jacobs Engineering Group, Inc.	129	10,519

[1]Jacuzzi Brands, Inc.	288	3,580

JB Hunt Transport Services,
Inc.	275	5,712
[1]JetBlue Airways Corp.	350	4,970

John H Harland Co.	50	2,510

Joy Global, Inc.	327	15,807

1K&F Industries Holdings, Inc.	100	2,271

[1]Kansas City Southern	100	2,898

Kaydon Corp.	70	2,782

Kennametal, Inc.	89	5,238

[1]Kirby Corp.	80	2,730

Knight Transportation, Inc.	80	1,364

[1]Korn	80	1,837

L-3 Communications Holdings,
Inc.	234	19,137
[1]Labor Ready, Inc.	70	1,283

Laidlaw International, Inc.	130	3,956

Landstar System, Inc.	158	6,032

[1]Laureate Education, Inc.	150	7,294

Lennox International, Inc.	100	3,061

Lincoln Electric Holdings, Inc.	60	3,625

Lockheed Martin Corp.	758	69,789

Macquarie Infrastructure Co.
Trust	100	3,548
Manitowoc Co., Inc.	146	8,677

Manpower, Inc.	200	14,986

Masco Corp.	858	25,628

Mastercard, Inc.	141	13,887

1McDermott International, Inc.	187	9,511

Mcgrath Rentcorp	100	3,063

[1]Mobile Mini, Inc.	81	2,182

Molex, Inc.	180	4,986

MoneyGram International, Inc.	210	6,586

[1]Monster Worldwide, Inc.	246	11,473

[1]Moog, Inc.	70	2,673

MSC Industrial Direct Co.	124	4,855

Mueller Industries, Inc.	60	1,902

NACCO Industries, Inc.	21	2,869

[1]Navigant Consulting, Inc.	70	1,383

[1]Navistar International Corp.	200	6,686

1NCI Building Systems, Inc.	40	2,070

Nordson Corp.	50	2,492

Norfolk Southern Corp.	852	42,847

Northrop Grumman Corp.	719	48,676

[1]Old Dominion Freight Line	60	1,444

[1]Orbital Sciences Corp.	261	4,813

Oshkosh Truck Corp.	135	6,537

Overseas Shipholding Group	85	4,785

Paccar, Inc.	504	32,710

34	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Pacer International, Inc.	70	$2,084

Pall Corp.	250	8,637

Parker Hannifin Corp.	244	18,759

[1]Paxar Corp.	100	2,306

Pentair, Inc.	189	5,935

1PHH Corp.	70	2,021

Pitney Bowes, Inc.	477	22,033

Precision Castparts Corp.	282	22,075

[1]Quanta Services, Inc.	320	6,294

Raytheon Co.	950	50,160

Regal-Beloit Corp.	60	3,151

Reliance Steel & Aluminum Co.	124	4,883

Republic Services, Inc.	305	12,404

[1]Resources Connection, Inc.	60	1,910

Reynolds American, Inc.	366	23,962

Robert Half International, Inc.	329	12,212

Rockwell Automation, Inc.	342	20,889

Rockwell Collins, Inc.	364	23,038

Rollins, Inc.	100	2,211

RR Donnelley & Sons Co.	448	15,922

Ryder System, Inc.	131	6,689

Sabre Holdings Corp.	302	9,631

ServiceMaster Co.	640	8,390

[1]Shaw Group, Inc.	181	6,063

Simpson Manufacturing Co.,
Inc.	60	1,899
Skywest, Inc.	142	3,622

Sotheby’s Holdings	80	2,482

Southwest Airlines Co.	1,596	24,451

SPX Corp.	142	8,685

Steelcase, Inc.	130	2,361

[1]Stericycle, Inc.	91	6,870

Strayer Education, Inc.	20	2,121

[1]Sunpower Corp.	100	3,717

[1]Superior Essex, Inc.	100	3,325

[1]Swift Transportation Co., Inc.	70	1,839

Teleflex, Inc.	86	5,552

[1]TeleTech Holdings, Inc.	109	2,603

[1]Terex Corp.	204	13,174

[1]Tetra Tech, Inc.	100	1,809

Textron, Inc.	244	22,880

[1]Thomas & Betts Corp.	170	8,038

Timken Co.	190	5,544

Total System Services, Inc.	70	1,847

Trinity Industries, Inc.	162	5,702

Triumph Group, Inc.	45	2,359

Tyco International Ltd.	4,242	128,957

1UAL Corp.	216	9,504

Union Pacific Corp.	530	48,771

United Parcel Service, Inc.	1,360	101,973

[1]United Stationers, Inc.	100	4,669

United Technologies Corp.	2,000	125,040

Universal Forest Products, Inc.	40	1,865

1URS Corp.	160	6,856

1US Airways Group, Inc.	120	6,462

1USG Corp.	156	8,549

UTi Worldwide, Inc.	84	2,512

[1]Valassis Communications, Inc.	60	870

Valmont Industries, Inc.	68	3,773

Viad Corp.	57	2,314

[1]VistaPrint Ltd.	126	4,172

[1]Washington Group International,
Inc.	40	2,392
[1]Waste Connections, Inc.	87	3,615

Waste Management, Inc.	1,126	41,403

Watsco, Inc.	40	1,886

Watson Wyatt Worldwide, Inc.	70	3,161

Watts Water Technologies, Inc.	91	3,741

Weight Watchers International,
Inc.	109	5,726
Werner Enterprises, Inc.	80	1,398

Woodward Governor Co.	60	2,383

World Fuel Services Corp.	40	1,778

[1]Wright Express Corp.	110	3,429

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
WW Grainger, Inc.	174	$12,170

1 YRC Worldwide, Inc.	136	5,131

Total Industrials		3,864,996

Information Technology–14.6%
[1]3Com Corp.	550	2,261

Accenture Ltd.	1,261	46,569

[1]Activision, Inc.	535	9,223

Acxiom Corp.	200	5,130

1ADC Telecommunications, Inc.	298	4,330

[1]Adobe Systems, Inc.	1,214	49,920

Adtran, Inc.	180	4,086

[1]Advanced Micro Devices, Inc.	1,152	23,443

[1]Advent Software, Inc.	100	3,529

[1]Affiliated Computer Services,
Inc.	232	11,331
[1]Agere Systems, Inc.	362	6,940

[1]Agilent Technologies, Inc.	916	31,923

[1]Akamai Technologies, Inc.	291	15,458

[1]Allscripts Healthcare Solutions,
Inc.	100	2,699
[1]Altera Corp.	693	13,638

[1]Altiris, Inc.	100	2,538

[1]American Reprographics Co.	104	3,464

[1]Amkor Technology, Inc.	336	3,138

Amphenol Corp.	169	10,492

Analog Devices, Inc.	798	26,230

Analogic Corp.	37	2,077

[1]Andrew Corp.	390	3,990

[1]Anixter International, Inc.	50	2,715

[1]Ansys, Inc.	50	2,175

[1]Apple Computer, Inc.	1,762	149,488

Applied Materials, Inc.	2,937	54,188

[1]Applied Micro Circuits Corp.	550	1,958

[1]Ariba, Inc.	200	1,548

[1]Arris Group, Inc.	150	1,877

[1]Arrow Electronics, Inc.	230	7,257

[1]Atheros Communications, Inc.	98	2,089

[1]Atmel Corp.	950	5,748

1ATMI, Inc.	70	2,137

[1]Autodesk, Inc.	485	19,623

Automatic Data Processing, Inc.	1,177	57,967

[1]Avaya, Inc.	867	12,121

[1]Avid Technology, Inc.	50	1,863

[1]Avnet, Inc.	260	6,638

[1]Avocent Corp.	70	2,370

AVX Corp.	110	1,627

[1]Axcelis Technologies, Inc.	400	2,332

1BEA Systems, Inc.	880	11,070

[1]BearingPoint, Inc.	240	1,889

[1]Benchmark Electronics, Inc.	90	2,192

Black Box Corp.	30	1,260

Blackbaud, Inc.	94	2,444

[1]Blackboard, Inc.	100	3,004

1BMC Software, Inc.	440	14,168

[1]Broadcom Corp.	978	31,599

[1]Brocade Communications
Systems, Inc.	570	4,680
[1]Brooks Automation, Inc.	130	1,872

CA, Inc.	843	19,094

[1]Cabot Microelectronics Corp.	100	3,394

1CACI International, Inc.	65	3,673

[1]Cadence Design Systems, Inc.	538	9,636

[1]Cerner Corp.	127	5,779

[1]Checkpoint Systems, Inc.	60	1,212

[1]Ciena Corp.	174	4,822

[1]Cisco Systems, Inc.	12,812	350,152

[1]Citrix Systems, Inc.	370	10,009

1CNET Networks, Inc.	180	1,636

Cognex Corp.	70	1,667

[1]Cognizant Technology Solutions
Corp.	287	22,145
[1]Coherent, Inc.	60	1,894

[1]CommScope, Inc.	80	2,438

[1]Computer Sciences Corp.	404	21,561

[1]Compuware Corp.	892	7,430

36	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Comtech Telecommunications
Corp.	62	$2,360
[1]Comverse Technology, Inc.	384	8,106

[1]Conexant Systems, Inc.	660	1,346

[1]Corning, Inc.	3,232	60,471

[1]Cree, Inc.	190	3,291

[1]Cymer, Inc.	150	6,593

[1]Cypress Semiconductor Corp.	347	5,854

Daktronics, Inc.	100	3,685

[1]DealerTrack Holdings, Inc.	100	2,942

[1]Dell, Inc.	4,241	106,407

Diebold, Inc.	155	7,223

[1]Digital Insight Corp.	50	1,925

[1]Digital River, Inc.	89	4,965

[1]Digitas, Inc.	140	1,877

[1]Diodes, Inc.	96	3,406

1DSP Group, Inc.	100	2,170

[1]Earthlink, Inc.	190	1,349

[1]eBay, Inc.	2,305	69,311

[1]Eclipsys Corp.	80	1,645

[1]Electronic Arts, Inc.	654	32,935

Electronic Data Systems Corp.	1,113	30,663

[1]Electronics for Imaging	70	1,861

1EMC Corp.	4,832	63,782

[1]Emulex Corp.	200	3,902

[1]Entegris, Inc.	190	2,056

[1]Epicor Software Corp.	100	1,351

[1]Equinix, Inc.	40	3,025

1F5 Networks, Inc.	108	8,015

Fair Isaac Corp.	178	7,236

[1]Fairchild Semiconductor
International, Inc.	270	4,539
1FEI Co.	100	2,637

[1]Finisar Corp.	792	2,558

First Data Corp.	1,584	40,424

[1]Flextronics International Ltd.	1,228	14,097

[1]Flir Systems, Inc.	190	6,048

[1]Formfactor, Inc.	60	2,235

[1]Foundry Networks, Inc.	319	4,779

[1]Gartner, Inc.	110	2,177

[1]Global Imaging Systems, Inc.	100	2,195

[1]Google, Inc.	455	209,518

Harris Corp.	295	13,529

Hewlett-Packard Co.	5,851	241,003

[1]Hyperion Solutions Corp.	133	4,780

1IAC	467	17,354

1IHS, Inc.	161	6,356

IKON Office Solutions, Inc.	210	3,438

Imation Corp.	100	4,643

[1]Informatica Corp.	120	1,465

[1]Infospace, Inc.	50	1,026

[1]Ingram Micro, Inc.	360	7,348

[1]Integrated Device Technology,
Inc.	504	7,802
Intel Corp.	12,034	243,688

[1]Interdigital Communications
Corp.	114	3,825
International Business Machines
Corp.	3,170	307,965
[1]International Rectifier Corp.	180	6,935

Intersil Corp.	270	6,458

[1]Intuit, Inc.	672	20,503

[1]Itron, Inc.	40	2,074

[1]j2 Global Communications, Inc.	60	1,635

Jabil Circuit, Inc.	408	10,016

Jack Henry & Associates, Inc.	146	3,124

[1]Juniper Networks, Inc.	1,061	20,095

[1]Kemet Corp.	279	2,037

Kla-Tencor Corp.	423	21,044

[1]Komag, Inc.	40	1,515

[1]Kronos, Inc.	40	1,470

1L-1 Identity Solutions, Inc.	100	1,513

[1]Lam Research Corp.	292	14,781

[1]Lattice Semiconductor Corp.	300	1,944

[1]Lawson Software, Inc.	400	2,956

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Lexmark International, Inc.	206	$15,079

Linear Technology Corp.	604	18,313

[1]Littelfuse, Inc.	83	2,646

1LSI Logic Corp.	739	6,651

[1]Manhattan Associates, Inc.	100	3,008

[1]Mantech International Corp.	100	3,683

[1]Marvell Technology Group Ltd.	988	18,960

Maxim Integrated Products, Inc.	687	21,036

1McAfee, Inc.	380	10,784

1McData Corp.	300	1,665

1MEMC Electronic Materials, Inc.	368	14,404

[1]Mentor Graphics Corp.	300	5,409

[1]Merge Technologies, Inc.	60	394

[1]Mettler Toledo International, Inc.	107	8,437

[1]Micrel, Inc.	208	2,242

Microchip Technology, Inc.	501	16,383

[1]Micron Technology, Inc.	1,591	22,210

[1]Micros Systems, Inc.	142	7,483

[1]Microsemi Corp.	80	1,572

Microsoft Corp.	18,503	552,500

[1]MicroStrategy, Inc.	20	2,280

1MKS Instruments, Inc.	133	3,003

Molex, Inc.	91	2,878

Motorola, Inc.	5,148	105,843

1MPS Group, Inc.	140	1,985

MTS Systems Corp.	100	3,862

National Instruments Corp.	170	4,631

National Semiconductor Corp.	699	15,867

1NAVTEQ Corp.	159	5,560

1NCR Corp.	385	16,463

[1]Netgear, Inc.	100	2,625

[1]Network Appliance, Inc.	771	30,285

[1]Newport Corp.	100	2,095

[1]Novell, Inc.	820	5,084

[1]Novellus Systems, Inc.	294	10,119

[1]Nuance Communications, Inc.	190	2,177

[1]Nvidia Corp.	740	27,387

[1]Omnivision Technologies, Inc.	80	1,092

1ON Semiconductor Corp.	260	1,968

[1]Open Solutions, Inc.	57	2,145

[1]Openwave Systems, Inc.	110	1,015

[1]Opsware, Inc.	233	2,055

[1]Oracle Corp.	8,798	150,798

[1]Palm, Inc.	120	1,691

[1]Parametric Technology Corp.	252	4,541

Paychex, Inc.	739	29,220

PerkinElmer, Inc.	337	7,492

[1]Perot Systems Corp.	120	1,967

Plantronics, Inc.	60	1,272

[1]Plexus Corp.	70	1,672

1PMC–Sierra, Inc.	540	3,623

[1]Polycom, Inc.	230	7,109

[1]Powerwave Technologies, Inc.	130	839

[1]Progress Software Corp.	70	1,955

1QLogic Corp.	419	9,184

Qualcomm, Inc.	3,494	132,038

Quality Systems, Inc.	49	1,826

[1]Quest Software, Inc.	100	1,465

[1]Rackable Systems, Inc.	110	3,407

[1]Rambus, Inc.	196	3,710

[1]RealNetworks, Inc.	180	1,969

[1]Red Hat, Inc.	307	7,061

[1]Redback Networks, Inc.	100	2,494

1RF Micro Devices, Inc.	270	1,833

[1]Rofin-Sinar Technologies, Inc.	60	3,628

[1]Rogers Corp.	56	3,312

Roper Industries, Inc.	166	8,340

[1]SafeNet, Inc.	50	1,197

[1]Salesforce.com, Inc.	214	7,800

[1]SanDisk Corp.	474	20,396

[1]Sanmina-SCI Corp.	1,020	3,519

[1]Scansource, Inc.	100	3,040

Seagate Technology	1,088	28,832

38	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Semtech Corp.	110	$1,438

[1]Silicon Image, Inc.	200	2,544

[1]Silicon Laboratories, Inc.	150	5,198

[1]Sirf Technology Holdings, Inc.	150	3,828

[1]Skyworks Solutions, Inc.	280	1,982

[1]Solectron Corp.	1,997	6,430

[1]Sonus Networks, Inc.	400	2,636

[1]Spansion, Inc.	100	1,486

1SRA International, Inc.	50	1,337

[1]Sun Microsystems, Inc.	7,257	39,333

[1]Sybase, Inc.	202	4,989

[1]Sycamore Networks, Inc.	360	1,354

[1]Symantec Corp.	2,117	44,139

Symbol Technologies, Inc.	570	8,516

[1]Synaptics, Inc.	100	2,969

[1]Synopsys, Inc.	329	8,794

[1]Take-Two Interactive Software,
Inc.	90	1,598
Talx Corp.	45	1,235

[1]Tech Data Corp.	180	6,817

Technitrol, Inc.	100	2,389

[1]Tekelec	100	1,483

Tektronix, Inc.	185	5,396

[1]Teledyne Technologies, Inc.	50	2,007

[1]Tellabs, Inc.	893	9,162

[1]Teradyne, Inc.	410	6,134

[1]Tessera Technologies, Inc.	160	6,454

Texas Instruments, Inc.	3,186	91,757

[1]Thermo Electron Corp.	867	39,266

1THQ, Inc.	180	5,854

1TIBCO Software, Inc.	250	2,360

[1]Transaction Systems
Architects, Inc.	60	1,954
[1]Trident Microsystems, Inc.	80	1,454

[1]Trimble Navigation Ltd.	142	7,204

[1]Triquint Semiconductor, Inc.	600	2,700

[1]Trizetto Group	100	1,837

[1]Unisys Corp.	774	6,068

United Online, Inc.	110	1,461

[1]Utstarcom, Inc.	180	1,575

[1]Valueclick, Inc.	212	5,010

[1]Varian Semiconductor
Equipment Associates, Inc.	175	7,966
[1]Varian, Inc.	50	2,240

[1]VeriFone Holdings, Inc.	160	5,664

[1]VeriSign, Inc.	510	12,265

[1]Viasat, Inc.	100	2,981

[1]Vishay Intertechnology, Inc.	310	4,197

[1]Waters Corp.	201	9,843

[1]WebEx Communications, Inc.	89	3,105

[1]Websense, Inc.	60	1,370

[1]Western Digital Corp.	403	8,245

[1]Wind River Systems, Inc.	110	1,128

[1]Xerox Corp.	1,838	31,154

Xilinx, Inc.	688	16,381

[1]Yahoo!, Inc.	2,554	65,229

[1]Zebra Technologies Corp.	185	6,436

[1]Zoran Corp.	152	2,216

Total Information Technology		4,851,207

Materials–3.5%
Air Products & Chemicals, Inc.	462	32,469

Airgas, Inc.	190	7,699

1AK Steel Holding Corp.	190	3,211

Albemarle Corp.	100	7,180

Alcoa, Inc.	1,828	54,858

Allegheny Technologies, Inc.	163	14,781

[1]Alpha Natural Resources, Inc.	158	2,248

[1]Apex Silver Mines Ltd.	119	1,891

Aptargroup, Inc.	54	3,188

Arch Chemicals, Inc.	100	3,331

Arch Coal, Inc.	334	10,030

Ashland, Inc.	142	9,824

Ball Corp.	187	8,153

Bemis Co.	230	7,815

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
Bowater, Inc.	80	$1,800

[1]Brush Engineered Materials,
Inc.	100	3,377
Cabot Corp.	135	5,882

Carpenter Technology Corp.	54	5,536

Celanese Corp.	248	6,418

[1]Century Aluminum Co.	75	3,349

CF Industries Holdings, Inc.	121	3,102

Chaparral Steel Co.	118	5,224

Chemtura Corp.	654	6,298

Cleveland-Cliffs, Inc.	110	5,328

[1]Coeur d’Alene Mines Corp.	420	2,079

Commercial Metals Co.	220	5,676

Compass Minerals International,
Inc.	80	2,525
Consol Energy, Inc.	375	12,049

[1]Crown Holdings, Inc.	387	8,096

Cytec Industries, Inc.	90	5,086

Dow Chemical Co.	2,069	82,636

Eagle Materials, Inc.	134	5,793

Eastman Chemical Co.	154	9,134

Ecolab, Inc.	365	16,498

EI Du Pont de Nemours & Co.	1,923	93,669

Ferro Corp.	100	2,069

Florida Rock Industries, Inc.	101	4,348

FMC Corp.	82	6,277

Foundation Coal Holdings, Inc.	150	4,764

Freeport-McMoRan Copper &
Gold, Inc.	377	21,010
Georgia Gulf Corp.	50	965

[1]GrafTech International Ltd.	300	2,076

Greif, Inc.	48	5,683

HB Fuller Co.	140	3,615

[1]Hecla Mining Co.	300	2,298

[1]Hercules, Inc.	160	3,090

[1]Huntsman Corp.	138	2,618

[1]International Coal Group, Inc.	400	2,180

International Flavors &
Fragrances, Inc.	195	9,586
International Paper Co.	867	29,565

[1]Jarden Corp.	160	5,566

Longview Fibre Co.	135	2,963

Louisiana-Pacific Corp.	230	4,952

Lubrizol Corp.	175	8,773

Lyondell Chemical Co.	440	11,251

MacDermid, Inc.	99	3,376

Martin Marietta Materials, Inc.	97	10,079

Massey Energy Co.	161	3,740

MeadWestvaco Corp.	405	12,174

Metal Management, Inc.	100	3,785

Minerals Technologies, Inc.	40	2,352

Monsanto Co.	1,107	58,151

[1]Mosaic Co.	260	5,554

NewMarket Corp.	60	3,543

Newmont Mining Corp.	966	43,615

Nucor Corp.	631	34,490

Olin Corp.	110	1,817

1OM Group, Inc.	106	4,800

[1]Oregon Steel Mills, Inc.	88	5,492

[1]Owens-Illinois, Inc.	357	6,587

Packaging Corp. of America	126	2,785

[1]Pactiv Corp.	326	11,635

Peabody Energy Corp.	609	24,610

Phelps Dodge Corp.	426	51,001

[1]PolyOne Corp.	300	2,250

Potlatch Corp.	81	3,549

PPG Industries, Inc.	326	20,932

Praxair, Inc.	668	39,632

Quanex Corp.	45	1,556

Rayonier, Inc.	200	8,210

Rock-Tenn Co.	100	2,711

[1]Rockwood Holdings, Inc.	100	2,526

Rohm & Haas Co.	292	14,927

Royal Gold, Inc.	100	3,598

40	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
RPM International, Inc.	274	$5,724

1RTI International Metals, Inc.	40	3,129

Schnitzer Steel Industries, Inc.	100	3,970

Scotts Miracle-Gro Co.	168	8,677

Sealed Air Corp.	150	9,738

Sigma-Aldrich Corp.	147	11,425

Silgan Holdings, Inc.	40	1,757

[1]Smurfit-Stone Container Corp.	638	6,737

Sonoco Products Co.	230	8,754

Spartech Corp.	86	2,255

Steel Dynamics, Inc.	218	7,074

[1]Symyx Technologies	60	1,295

Temple-Inland, Inc.	220	10,127

Texas Industries, Inc.	30	1,927

[1]Titanium Metals Corp.	207	6,109

UAP Holding Corp.	159	4,004

United States Steel Corp.	255	18,651

1USEC, Inc.	130	1,654

Valspar Corp.	258	7,131

Vulcan Materials Co.	205	18,423

Wausau Paper Corp.	100	1,499

Weyerhaeuser Co.	492	34,760

Worthington Industries	100	1,772

1WR Grace & Co.	205	4,059

Total Materials		1,160,010

Telecommunication Services–3.3%
Alaska Communications
Systems Group, Inc.	100	1,519
Alltel Corp.	858	51,892

[1]American Tower Corp.	862	32,135

AT&T, Inc.	8,166	291,935

BellSouth Corp.	3,768	177,511
[1]Broadwing Corp.	200	3,124

[1]Cbeyond, Inc.	100	3,059

CenturyTel, Inc.	240	10,478

[1]Cincinnati Bell, Inc.	440	2,011

Citizens Communications Co.	622	8,938

Commonwealth Telephone
Enterprises, Inc.	100	4,186
[1]Crown Castle International Corp.	426	13,760

[1]Dobson Communications Corp.	190	1,655

Embarq Corp.	297	15,610

[1]General Communication, Inc.	100	1,573

1IDT Corp.	230	3,112

[1]iPCS, Inc.	45	2,491

1JDS Uniphase Corp.	397	6,614

[1]Leap Wireless International, Inc.	103	6,125

[1]Level 3 Communications, Inc.	2,086	11,682

[1]Liberty Global, Inc.	409	11,922

[1]NeuStar, Inc.	146	4,736

1NII Holdings, Inc.	284	18,301

[1]Qwest Communications
International, Inc.	3,231	27,043
1RCN Corp.	70	2,111

1SBA Communications Corp.	190	5,225

Sprint Nextel Corp.	6,024	113,793

Telephone & Data Systems, Inc.	123	6,683

Telephone & Data Systems, Inc.	100	4,960

[1]Time Warner Telecom, Inc.	213	4,245

1US Cellular Corp.	30	2,088

Verizon Communications, Inc.	6,110	227,536

[1]Vonage Holdings Corp.	200	1,388

[1]Windstream Corp.	1,025	14,576

Total Telecommunications Services		1,094,017

Utilities–3.9%
1AES Corp.	1,357	29,908

AGL Resources, Inc.	191	7,432

[1]Allegheny Energy, Inc.	355	16,298

Allete, Inc.	50	2,327

Alliant Energy Corp.	227	8,574

Ameren Corp.	444	23,856

American Electric Power Co.,
Inc.	811	34,532
American States Water Co.	100	3,862

Aqua America, Inc.	294	6,697

U.S. Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
[1]Aquila, Inc.	570	$2,679

Atmos Energy Corp.	219	6,988

Avista Corp.	130	3,290

Black Hills Corp.	50	1,847

California Water Service Group	100	4,040

Centerpoint Energy, Inc.	571	9,467

CH Energy Group, Inc.	70	3,696

Cleco Corp.	100	2,523

1CMS Energy Corp.	510	8,517

Consolidated Edison, Inc.	536	25,766

Constellation Energy Group,
Inc.	359	24,724
Dominion Resources, Inc.	726	60,868

DPL, Inc.	280	7,778

DTE Energy Co.	407	19,703

Duke Energy Corp.	2,601	86,379

Duquesne Light Holdings, Inc.	140	2,779

[1]Dynegy, Inc.	1,171	8,478

Edison International	702	31,927

1El Paso Electric Co.	90	2,193

Empire District Electric Co.	150	3,703

[1]Enbridge Energy Management
LLC	85	4,101
Energen Corp.	180	8,449

Energy East Corp.	302	7,490

Entergy Corp.	443	40,898

Exelon Corp.	1,391	86,089

FirstEnergy Corp.	703	42,391

FPL Group, Inc.	805	43,808

Great Plains Energy, Inc.	176	5,597

Hawaiian Electric Industries,
Inc.	219	5,946
Idacorp, Inc.	90	3,479

ITC Holdings Corp.	100	3,990

KeySpan Corp.	359	14,784

[1]Kinder Morgan Management
LLC	74	3,398
Laclede Group, Inc.	120	4,204

MDU Resources Group, Inc.	312	8,000

MGE Energy, Inc.	100	3,658

[1]Mirant Corp.	520	16,416

[1]Mueller Water Products, Inc.	143	2,131

[1]Nalco Holding Co.	210	4,297

National Fuel Gas Co.	213	8,209

New Jersey Resources Corp.	60	2,915

Nicor, Inc.	69	3,229

NiSource, Inc.	582	14,026

Northeast Utilities	290	8,166

Northwest Natural Gas Co.	90	3,820

NorthWestern Corp.	70	2,477

1NRG Energy, Inc.	272	15,235

NSTAR	220	7,559

OGE Energy Corp.	230	9,200

Oneok, Inc.	300	12,936

Otter Tail Corp.	90	2,804

Peoples Energy Corp.	70	3,120

Pepco Holdings, Inc.	367	9,546

[1]Petrohawk Energy Corp.	424	4,876

PG&E Corp.	755	35,734

Piedmont Natural Gas Co.	119	3,183

Pinnacle West Capital Corp.	190	9,631

PNM Resources, Inc.	184	5,722

Portland General Electric Co.	100	2,725

PPL Corp.	825	29,568

Progress Energy, Inc.	487	23,902

Public Service Enterprise
Group, Inc.	529	35,115
Puget Energy, Inc.	255	6,467

Questar Corp.	176	14,617

[1]Reliant Energy, Inc.	674	9,578

SCANA Corp.	210	8,530

Sempra Energy	472	26,451

[1]Sierra Pacific Resources	403	6,782

South Jersey Industries, Inc.	90	3,007

Southern Co.	1,568	57,796

42	AARP PORTFOLIOS SEMIANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Southern Union Co.	236	$6,596

Southwest Gas Corp.	100	3,837

[1]Southwestern Energy Co.	321	11,251

TECO Energy, Inc.	463	7,977

TXU Corp.	913	49,494

UGI Corp.	251	6,847

UIL Holdings Corp.	100	4,219

Unisource Energy Corp.	60	2,192

Vectren Corp.	114	3,224

Westar Energy, Inc.	137	3,557

WGL Holdings, Inc.	100	3,258

Wisconsin Energy Corp.	243	11,533

WPS Resources Corp.	105	5,673

Xcel Energy, Inc.	864	19,924

Total Utilities		1,286,465

Total Common Stocks–
(Identified Cost $29,852,265)		32,851,522

Mutual Fund–1.2%
AIM Prime Fund
(At Net Asset Value)	419,467	419,467

	Par amount

U.S. Treasury–0.3%
[3]United States Treasury Bill,
4.830%, 03/08/2007
(At Amortized Cost)	$100,000	99,114

Total Investments–100.5%
(Identified Cost $30,370,846)		33,370,103

Other Assets & Liabilities–Net–(0.5)%		(179,543)

Total Net Assets–100.0%		$33,190,560

[1]	Non-income producing security.
[2]	Investment in non-controlled affiliate. The Portfolio owns shares of State Street corporation with a cost basis of $41,439 at December 31, 2006.
[3]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At December 31, 2006, the Portfolio had the following outstanding long futures contracts:
	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ Depreciation

S&P Mini 500 Index Futures	4	$285,680	March 2007	$303

Russell 2000 E Mini Index Futures	2	$158,980	March 2007	$(854)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	43

International Stock Market Portfolio

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–96.9%
Aerospace & Defense–0.7%
BAE Systems PLC	6,147	$51,259

BBA Aviation PLC	714	3,825

Cobham PLC	2,040	7,742

European Aeronautic Defence
and Space Co. NV	622	21,423
Finmeccanica SpA	520	14,087

Gamesa Corp. Tecnologica SA	360	9,905

Meggitt PLC	736	4,469

[1]Rolls-Royce Group PLC	3,254	28,537

Safran SA	250	5,800

Singapore Technologies
Engineering Ltd.	3,000	6,024
Thales SA	189	9,422

Zodiac SA	70	4,702

Total		167,195

Air Freight & Couriers–0.4%
[1]Deutsche Post AG	1,298	39,121

TNT NV	695	29,880

Toll Holdings Ltd.	938	13,509

Yamato Holdings Co. Ltd.	1,000	15,375

Total		97,885

Airlines–0.3%
Air France-KLM	200	8,416

All Nippon Airways Co. Ltd.	1,000	3,537

[1]British Airways PLC	840	8,679

Cathay Pacific Airways Ltd.	2,000	4,937

Deutsche Lufthansa AG	410	11,281

Iberia Lineas Aereas de Espana	811	2,954

[1]Japan Airlines Corp.	2,000	3,562

Qantas Airways Ltd.	1,889	7,773

[1]Singapore Airlines Ltd.	1,000	11,408

Total		62,547

Auto Components–0.7%
Aisin Seiki Co. Ltd.	300	10,057

Bridgestone Corp.	1,000	22,306

Compagnie Generale des
Etablissements Michelin	220	21,048
Continental AG	221	25,693

Denso Corp.	900	35,690

GKN PLC	1,240	6,752

NOK Corp.	200	3,932

Nokian Renkaat OYJ	180	3,686

Stanley Electric Co. Ltd.	300	6,011

Sumitomo Rubber Industries,
Inc.	300	3,874
Toyota Industries Corp.	300	13,787

Trelleborg AB	400	9,594

Valeo SA	130	5,409

Total		167,839

Automobiles–3.1%
DaimlerChrysler AG	1,543	95,292

[1]Fiat SpA	933	17,828

Honda Motor Co. Ltd.	2,600	102,667

Nissan Motor Co. Ltd.	3,800	45,750

Peugeot SA	250	16,561

Renault SA	317	38,066

Toyota Motor Corp.	4,900	327,696

Volkswagen AG	370	41,936

Yamaha Motor Co. Ltd.	300	9,427

Total		695,223

Banks–17.1%
77 Bank Ltd.	1,000	6,343

ABN AMRO Holding NV	3,048	97,939

Allied Irish Banks PLC	1,624	48,218

Alpha Bank AE	714	21,576

Australia & New Zealand
Banking Group Ltd.	3,073	68,333
Banca Intesa SpA (Ord.)	5,800	44,774

Banca Intesa SpA (Cert.–
participating cumulative)	2,167	15,813

Banca Monte dei Paschi di
Siena SpA	1,680	10,869
Banca Popolare di Milano
SCRL	680	11,800
Banca Popolare di Verona e
Novara SCRL	610	17,508

44	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Banche Popolari Unite Scpa	580	$15,935

Banco Bilbao Vizcaya
Argentaria SA	6,081	146,367
Banco Comercial Portugues SA	3,260	12,045

Banco Espirito Santo SA	338	6,075

Banco Popular Espanol SA	1,350	24,460

Banco Santander Central
Hispano SA	10,147	189,334
Bank of East Asia Ltd.	3,442	19,561

Bank of Fukuoka Ltd.	1,000	7,293

Bank of Ireland	1,645	37,988

Bank of Yokohama Ltd.	2,000	15,661

Barclays PLC	11,073	158,323

BNP Paribas	1,410	153,782

BOC Hong Kong Holdings Ltd.	5,500	14,956

Capitalia SpA	2,979	28,186

Chiba Bank Ltd.	1,000	8,452

Commerzbank AG	1,072	40,812

Commonwealth Bank of
Australia	2,302	89,784
Credit Agricole SA	1,037	43,598

Credit Suisse Group	1,993	139,305

Danske Bank A	810	35,984

DBS Group Holdings Ltd.	2,000	29,466

Depfa Bank PLC	530	9,477

Deutsche Bank AG	870	116,344

Deutsche Postbank AG	148	12,493

Dexia	1,112	30,449

DNB NOR ASA	1,200	17,052

EFG Eurobank Ergasias SA	420	15,208

Erste Bank der
Oesterreichischen Sparkassen AG	304	23,307
Gunma Bank Ltd.	1,000	6,007

Hang Seng Bank Ltd.	1,300	17,768

HBOS PLC	6,428	142,521

HSBC Holdings PLC	19,721	359,613

Investec PLC	865	11,173

Joyo Bank Ltd.	1,000	5,520

[1]Jyske Bank	93	6,601

KBC Groep NV	324	39,720

Lloyds TSB Group PLC	9,681	108,366

Macquarie Bank Ltd.	416	25,882

Mediobanca SpA	730	17,234

Mitsubishi UFJ Financial
Group, Inc.	15	185,255
Mizuho Financial Group, Inc.	16	114,262

National Australia Bank Ltd.	2,737	87,161

National Bank of Greece SA	729	33,573

Nishi-Nippon City Bank Ltd.	1,000	4,302

Nordea Bank AB	3,560	54,932

Oversea-Chinese Banking Corp.	4,000	20,079

Piraeus Bank SA	500	16,112

Raiffeisen International Bank
Holding AG	73	11,127
Resona Holdings, Inc.	7	19,114

Royal Bank of Scotland
Group PLC	5,470	213,526
Sanpaolo IMI SpA	1,961	45,544

Sapporo Hokuyo Holdings, Inc.	1	9,662

Shinsei Bank Ltd.	3,000	17,643

Shizuoka Bank Ltd.	1,000	9,922

Skandinaviska Enskilda Banken AB	710	22,586

Societe Generale	642	108,948

Sumitomo Mitsui Financial
Group, Inc.	11	112,749
Suncorp-Metway Ltd.	952	15,271

Svenska Handelsbanken	850	25,734

Sydbank A	140	6,690

UniCredito Italiano SpA	13,236	115,976

United Overseas Bank Ltd.	2,000	25,294

[1]Westpac Banking Corp.	3,015	57,608

Wing Hang Bank Ltd.	500	5,882

Total		3,864,227

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Beverages–1.4%
Asahi Breweries Ltd.	600	$9,603

C&C Group PLC	705	12,513

Carlsberg A	80	7,943

Coca-Cola Amatil Ltd.	1,385	8,472

Diageo PLC	4,848	95,193

Foster’s Group Ltd.	3,695	20,155

Fraser and Neave Ltd.	1,000	2,934

Heineken NV	370	17,592

InBev NV	310	20,429

Ito En Ltd.	100	3,058

Kirin Brewery Co. Ltd.	1,000	15,719

Lion Nathan Ltd.	498	3,203

Orkla ASA	320	18,137

Pernod-Ricard SA	126	28,931

SABMiller PLC	1,520	34,982

Sapporo Holdings Ltd.	1,000	5,696

Scottish & Newcastle PLC	1,220	13,370

Takara Holdings, Inc.	1,000	6,444

Total		324,374

Biotechnology–0.0%
Serono SA	10	8,970

Building Products–0.6%
Asahi Glass Co. Ltd.	2,000	24,029

Assa Abloy AB	480	10,460

Cie de Saint-Gobain	518	43,508

Geberit AG	10	15,398

JS Group Corp.	400	8,418

Kingspan Group PLC	232	6,144

Nippon Sheet Glass Co. Ltd.	2,000	9,376

Nobia AB	100	3,854

TOTO Ltd.	1,000	10,015

Wienerberger AG	130	7,720

Total		138,922

Chemicals–2.5%
Air Liquide	206	48,904

Akzo Nobel NV	498	30,368

Asahi Kasei Corp.	2,000	13,090

BASF AG	843	82,153

Bayer AG	1,228	65,888

Ciba Specialty Chemicals AG	140	9,304

[1]Clariant AG	370	5,536

Dainippon Ink and Chemicals,
Inc.	2,000	7,797
Denki Kagaku Kogyo K K	1,000	4,159

Givaudan	13	12,023

Imperial Chemical Industries
PLC	1,720	15,227
JSR Corp.	300	7,763

Kaneka Corp.	1,000	9,107

Koninklijke DSM NV	220	10,866

Kuraray Co. Ltd.	1,000	11,796

Lonza Group AG	80	6,907

Mitsubishi Chemical Holdings
Corp.	2,000	12,602
Mitsubishi Gas Chemical Co.,
Inc.	1,000	10,460
Mitsubishi Rayon Co. Ltd.	1,000	6,721

Mitsui Chemicals, Inc.	1,000	7,696

Novozymes A	110	9,462

Orica Ltd.	526	10,075

Shin-Etsu Chemical Co. Ltd.	700	46,873

Showa Denko KK	2,000	7,662

Solvay SA	100	15,334

Sumitomo Bakelite Co. Ltd.	1,000	6,906

Sumitomo Chemical Co. Ltd.	3,000	23,264

[1]Syngenta AG	181	33,643

Teijin Ltd.	1,000	6,158

Toray Industries, Inc.	3,000	22,483

Tosoh Corp.	1,000	4,419

Ube Industries Ltd.	1,000	2,873

Yara International ASA	350	7,966

Total		575,485

46	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies–1.1%
ABC Learning Centres Ltd.	604	$3,999

Adecco SA	200	13,651

Aggreko PLC	492	4,197

Benesse Corp.	100	3,806

Buhrmann NV	293	4,354

Capita Group PLC	1,040	12,364

Cargotec Corp.	65	3,611

Dai Nippon Printing Co. Ltd.	1,000	15,442

De La Rue PLC	316	3,989

Group 4 Securicor PLC	1,830	6,738

Hays PLC	2,550	7,954

[1]Invensys PLC	1,960	10,567

Michael Page International PLC	586	5,191

PagesJaunes Groupe SA	300	5,966

Randstad Holdings NV	100	6,915

Rentokil Initial PLC	2,870	9,317

Sandvik AB	1,726	25,118

Secom Co. Ltd.	400	20,735

Securitas AB	480	7,459

[1]Securitas Direct Ser B Npv	480	1,523

[1]Securitas Systems Ser B Npv	480	1,945

Serco Group PLC	802	6,001

SGS SA	10	11,134

Societe BIC SA	70	4,873

1TGS Nopec Geophysical Co.
ASA	200	4,143
Toppan Printing Co. Ltd.	1,000	11,040

Vedior NV	290	6,012

WPP Group PLC	2,014	27,238

Total		245,282

Communications Equipment–1.3%
Alcatel SA	3,753	53,982

GN Store Nord	390	5,764

Nokia OYJ	6,870	140,336

Telefonaktiebolaget LM
Ericsson	24,950	100,899

Total		300,981

Computers & Peripherals–0.4%
[1]Elpida Memory, Inc.	300	16,484

Fujitsu Ltd.	3,000	23,541

[1]Logitech International SA	240	6,917

NEC Corp.	3,000	14,342

Toshiba Corp.	5,000	32,556

Wincor Nixdorf AG	40	6,221

Total		100,061

Construction & Engineering–1.1%
Acciona SA	50	9,310

ACS Actividades Cons y Serv	430	24,235

Aker Kvaerner ASA	57	7,120

[1]Alstom RGPT	188	25,478

Amec PLC	730	6,027

Balfour Beatty PLC	725	6,291

Bilfinger Berger AG	63	4,616

FLSmidth & Co. A	100	6,354

Fomento de Construcciones y
Contratas SA	100	10,187
Grupo Ferrovial SA	100	9,758

Hochtief AG	100	7,284

[1]Husqvarna AB	450	7,042

Kajima Corp.	1,000	4,386

Kinden Corp.	1,000	8,091

Kurita Water Industries Ltd.	200	4,318

Leighton Holdings Ltd.	320	5,100

Nishimatsu Construction Co.
Ltd.	1,000	3,302
Obayashi Corp.	1,000	6,486

SembCorp Industries Ltd.	3,000	7,510

Shimizu Corp.	1,000	4,999

Skanska AB	580	11,452

Taisei Corp.	1,000	3,050

Toda Corp.	1,000	4,243

Vinci SA	367	46,880

YIT OYJ	240	6,635

Total		240,154

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction Materials–0.9%
Biffa PLC	560	$3,367

Boral Ltd.	1,412	8,492

CRH PLC	916	38,124

CSR Ltd.	1,990	5,882

Fletcher Building Ltd.	998	7,770

Hanson PLC	1,256	18,955

Holcim Ltd.	340	31,139

Imerys SA	70	6,226

Italcementi SpA	120	3,384

James Hardie Industries NV	800	6,060

Lafarge SA	250	37,180

Rinker Group Ltd.	1,310	18,639

Sumitomo Osaka Cement Co.
Ltd.	2,000	6,536
Taiheiyo Cement Corp.	1,000	3,915

Titan Cement Co. SA	140	7,630

Total		203,299

Containers & Packaging–0.1%
Amcor Ltd.	1,456	8,321

Rexam PLC	870	8,954

Toyo Seikan Kaisha Ltd.	300	4,968

Total		22,243

Distributors–0.1%
Li & Fung Ltd.	4,200	13,095

Diversified Financials–4.3%
3i Group PLC	693	13,702

Acom Co. Ltd.	100	3,361

Aeon Credit Service Co. Ltd.	100	1,895

Aiful Corp.	100	2,814

Amvescap PLC	1,070	12,491

Australian Stock Exchange Ltd.	250	7,518

Babcock & Brown International
Pty Ltd.	352	6,881
Banco BPI SA	511	3,985

Cattles PLC	801	6,891

Close Brothers Group PLC	280	5,575

[1]Collins Stewart PLC	574	2,856

Credit Saison Co. Ltd.	200	6,889

Daiwa Securities Group, Inc.	2,000	22,432

Deutsche Boerse AG	179	32,932

E*Trade Securities Co. Ltd.	3	2,848

Euronext NV	154	18,188

[1]Experian Group Ltd.	1,773	20,819

Fortis	1,940	82,740

Groupe Bruxelles Lambert SA	128	15,379

Hokuhoku Financial Group, Inc.	1,000	3,663

Hong Kong Exchanges and
Clearing Ltd.	2,000	22,012
Hypo Real Estate Holding AG	200	12,600

ICAP PLC	760	7,123

ING Groep NV	3,288	145,742

Keppel Corp. Ltd.	1,000	11,474

London Stock Exchange Group
PLC	362	9,288
Man Group PLC	3,016	30,880

Mediolanum SpA	660	5,378

Mitsubishi UFJ Securities Co.	1,000	11,107

Mitsui Trust Holdings, Inc.	1,000	11,477

Nikko Cordial Corp.	1,500	17,202

Nomura Holdings, Inc.	3,000	56,585

ORIX Corp.	150	43,415

Perpetual Ltd.	100	6,165

Promise Co. Ltd.	100	3,109

Provident Financial PLC	530	7,282

Schroders PLC	260	5,683

Shinko Securities Co. Ltd.	2,000	7,763

Singapore Exchange Ltd.	2,000	7,432

Sumitomo Trust & Banking Co.
Ltd.	2,000	20,970
Swire Pacific Ltd.	1,500	16,181

Takefuji Corp.	200	7,914

[1]Tullett Prebon PLC	574	7,308

UBS AG	3,508	212,985

Total		960,934

48	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services–3.5%
Belgacom SA	230	$10,128

BT Group PLC	14,722	86,938

Deutsche Telekom AG	4,760	86,933

Elisa OYJ	280	7,667

France Telecom SA	2,843	78,597

[1]Hellenic Telecommunications
Organization SA	430	12,915
[1]Hutchison Telecommunications
International Ltd.	3,000	7,583
Mobistar SA	60	5,119

Nippon Telegraph & Telephone
Corp.	9	44,310
PCCW Ltd.	6,000	3,649

Portugal Telecom SGPS SA	1,240	16,101

Royal KPN NV	3,255	46,260

Singapore Telecommunications
Ltd.	13,300	28,439
Swisscom AG	30	11,346

Tele2 AB	530	7,752

Telecom Corp. of New Zealand
Ltd.	4,822	16,512
Telecom Italia SpA (Ord.)	17,858	53,965

Telecom Italia SpA (RNC-
participating cumulative)	10,152	25,748
Telefonica SA	7,636	162,433

Telekom Austria AG	630	16,876

Telenor ASA	1,300	24,474

TeliaSonera AB	3,170	26,080

Telstra Corp. Ltd.	4,899	15,987

Telstra Corp. Npv
(Inst Rcpts Ppd 31mar08)	2,539	5,384

Total		801,196

Electric Utilities–3.2%
Chubu Electric Power Co., Inc.	1,100	32,901

CLP Holdings Ltd.	3,000	22,218

Contact Energy Ltd.	489	2,867

E.ON AG	1,050	142,479

Electric Power Development Co.	300	13,207

Endesa SA	1,269	60,000

Enel SpA	7,194	74,189

Energias de Portugal SA	3,452	17,492

Hokkaido Electric Power Co.,
Inc.	400	10,216
HongKong Electric Holdings	2,000	9,759

Iberdrola SA	1,460	63,810

International Power PLC	2,598	19,426

Kansai Electric Power Co., Inc.	1,300	35,060

Kyushu Electric Power Co., Inc.	600	15,829

Public Power Corp.	280	7,094

Scottish & Southern Energy PLC	1,453	44,226

Scottish Power PLC	2,510	36,773

Solarworld AG	112	7,035

Terna SpA	2,170	7,352

Tohoku Electric Power Co., Inc.	700	17,496

Tokyo Electric Power Co., Inc.	2,000	64,692

Union Fenosa SA	201	9,946

Verbund–Oesterreichische
Elektrizitaetswirtschafts AG	100	5,334

Total		719,401

Electrical Equipment–1.8%
ABB Ltd.	3,608	64,637

Fanuc Ltd.	300	29,540

Fuji Electric Holdings Co. Ltd.	2,000	10,838

Fujikura Ltd.	1,000	8,797

Furukawa Electric Co. Ltd.	1,000	6,284

Hitachi Cable Ltd.	1,000	5,612

Matsushita Electric Works Ltd.	1,000	11,586

Mitsubishi Electric Corp.	3,000	27,373

Nitto Denko Corp.	300	15,022

Schneider Electric SA	377	41,839

Siemens AG	1,434	142,188

Sumitomo Electric Industries Ltd.	1,000	15,627

Ushio, Inc.	200	4,108

[1]Vestas Wind Systems A	270	11,409

Total		394,860

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)

Electronic Equipment & Instruments–1.3%
Alps Electric Co. Ltd.	300	$3,254

Anritsu Corp.	1,000	5,747

Barco NV	23	2,094

Citizen Watch Co. Ltd.	700	5,358

Cookson Group PLC	358	4,404

Dainippon Screen
Manufacturing Co. Ltd.	1,000	8,981
Hirose Electric Co. Ltd.	100	11,351

Hitachi Chemical Co. Ltd.	200	5,511

Hitachi Ltd.	6,000	37,404

Hoya Corp.	700	27,288

Ibiden Co. Ltd.	200	10,082

Keyence Corp.	100	24,776

Kyocera Corp.	300	28,280

Mabuchi Motor Co. Ltd.	100	5,948

Nidec Corp.	200	15,459

Nippon Electric Glass Co. Ltd.	1,000	21,004

Oki Electric Industry Co. Ltd.	1,000	2,226

Omron Corp.	400	11,359

Rohm Co. Ltd.	200	19,912

TDK Corp.	200	15,896

Venture Corp. Ltd.	1,000	8,801

Yaskawa Electric Corp.	1,000	11,569

Yokogawa Electric Corp.	300	4,756

Total		291,460

Energy Equipment & Services–0.2%
[1]Acergy SA	380	7,322

Fugro NV	168	8,025

SBM Offshore NV	244	8,388

[1]SeaDrill Ltd.	403	6,810

Technip SA	181	12,420

WorleyParsons Ltd.	306	5,133

Total		48,098

Food & Drug Retailing–1.6%
Carrefour SA	1,007	61,047

Casino Guichard Perrachon SA	80	7,432

Coles Myer Ltd.	1,860	20,526

Colruyt SA	40	8,540

Delhaize Group	110	9,167

FamilyMart Co. Ltd.	100	2,722

J Sainsbury PLC	2,531	20,288

Kesko OYJ	160	8,450

[1]Koninklijke Ahold NV	2,615	27,813

Lawson, Inc.	100	3,579

Seven & I Holdings Co. Ltd.	1,400	43,520

Tesco PLC	13,295	105,333

Woolworths Ltd.	2,024	38,130

Total		356,547

Food Products–2.3%
Ajinomoto Co., Inc.	1,000	13,216

Cadbury Schweppes PLC	3,992	42,730

Coca Cola Hellenic Bottling Co.	310	12,109
SA
Danisco A	90	7,662

East Asiatic Co. Ltd. A	50	2,796

Ebro Puleva SA	143	3,623

Groupe Danone	397	60,142

Iaws Group PLC	181	4,614

Kerry Group PLC	260	6,495

Nestle SA	689	244,609

Nisshin Seifun Group, Inc.	500	5,158

Nissin Food Products Co. Ltd.	200	7,410

1PAN Fish ASA	4,800	4,393

Royal Numico NV	241	12,959

Tate & Lyle PLC	780	11,741

Unilever NV	2,935	80,172

Yakult Honsha Co. Ltd.	200	5,747

Total		525,576

Gas Utilities–0.6%
1AGL Energy Ltd.	810	10,331

Alinta Ltd.	1,558	14,516

50	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Gas Utilities (continued)
Centrica PLC	6,106	$42,396

Gas Natural SDG SA	330	13,060

Hong Kong & China Gas	5,000	11,250

Osaka Gas Co. Ltd.	3,000	11,166

Snam Rete Gas SpA	2,169	12,300

Tokyo Gas Co. Ltd.	4,000	21,273

Total		136,292

Health Care Equipment & Supplies–0.7%
Cie Generale d’Optique Essilor
International SA	160	17,197
Cochlear Ltd.	130	5,943

Coloplast A	44	3,980

Elekta AB	148	3,122

Fisher & Paykel Healthcare
Corp.	865	2,596
Getinge AB	390	8,756

Luxottica Group SpA	376	11,551

Nobel Biocare Holding AG	40	11,815

Olympus Corp.	1,000	31,422

Phonak Holding AG	100	7,953

[1]Qiagen NV	370	5,674

Smith & Nephew PLC	1,440	15,033

Straumann Holding AG	20	4,837

Synthes, Inc.	80	9,531

Terumo Corp.	300	11,796

[1]William Demant Holding	100	8,106

Total		159,312

Health Care Providers & Services–0.2%
Celesio AG	160	8,580

Fresenius Medical Care AG &
Co. KGaA	100	13,324
Mediceo Paltac Holdings Co.
Ltd.	300	5,684
Parkway Holdings Ltd.	1,000	2,047

Sonic Healthcare Ltd.	550	6,451

Suzuken Co. Ltd.	100	3,764

Total		39,850

Hotels Restaurants & Leisure–1.0%
Accor SA	347	26,879

Aristocrat Leisure Ltd.	500	6,267

Autogrill SpA	172	3,162

[1]BetandWin.com Interactive
Entertainment AG	47	1,007
Carnival PLC	250	12,673

City Developments Ltd.	1,000	8,279

Compass Group PLC	3,310	18,801

Enterprise Inns PLC	550	14,575

First Choice Holidays PLC	1,010	5,638

Intercontinental Hotels Group
PLC	612	15,128
Ladbrokes PLC	845	6,922

Lottomatica SpA	97	4,035

Mitchells & Butlers PLC	729	10,145

1OUL Group Ltd.	1,000	2,829

OPAP SA	350	13,523

Oriental Land Co. Ltd.	100	5,234

Punch Taverns PLC	420	10,522

Rank Group PLC	1,170	5,357

Shangri-La Asia Ltd.	2,000	5,220

Sky City Entertainment Group
Ltd.	727	2,633
Sodexho Alliance SA	150	9,408

TABCORP Holdings Ltd.	1,090	14,477

TUI AG	370	7,392

Whitbread PLC	382	12,532

William Hill PLC	740	9,160

Total		231,798

Household Durables–1.7%
Barratt Developments PLC	360	8,708

Bellway PLC	220	6,653

Bovis Homes Group PLC	224	4,756

Casio Computer Co. Ltd.	400	9,074

Daito Trust Construction Co.
Ltd.	100	4,587
Daiwa House Industry Co. Ltd.	1,000	17,391

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Household Durables (continued)
Electrolux AB	450	$9,017

George Wimpey PLC	640	7,001

[1]Haseko Corp.	1,500	5,369

Koninklijke Philips Electronics
NV	2,051	77,325
Makita Corp.	200	6,133

Matsushita Electric Industrial
Co. Ltd.	3,000	59,861
Persimmon PLC	409	12,225

Pioneer Corp.	300	4,119

[1]Sanyo Electric Co. Ltd.	2,000	2,537

Sekisui Chemical Co. Ltd.	1,000	7,973

Sekisui House Ltd.	1,000	14,560

Sharp Corp.	2,000	34,447

Sony Corp.	1,700	72,842

Taylor Woodrow PLC	944	7,881

Thomson	400	7,817

Total		380,276

Household Products–0.4%
Kao Corp.	1,000	26,969

Reckitt Benckiser PLC	1,076	49,189

Uni-Charm Corp.	100	5,940

Total		82,098

Industrial Conglomerates–0.8%
[1]Brambles Ltd.	2,540	25,532

Burberry Group PLC	1,038	13,124

Davis Service Group PLC	334	3,297

DCC PLC	136	4,621

Hopewell Holdings	2,000	7,020

Hutchison Whampoa Ltd.	4,000	40,630

Intertek Group PLC	360	5,877

IVG Immobilien AG	169	7,257

Melco International
Development	2,000	4,757

Pirelli & C SpA	5,630	5,605

Rheinmetall AG	96	7,282

Smiths Group PLC	991	19,245

Sonae SGPS SA	3,140	6,257

Tomkins PLC	1,250	6,017

Wesfarmers Ltd.	580	17,163

Total		173,684

Insurance–4.8%
Aegon NV	2,576	49,086

Alleanza Assicurazioni SpA	720	9,606

Allianz AG	737	150,511

AMP Ltd.	3,195	25,436

Assicurazioni Generali SpA	1,599	70,201

Aviva PLC	4,409	70,985

AXA Asia Pacific Holdings Ltd.	1,613	9,269

AXA SA	2,854	115,508

CNP Assurances	60	6,698

Corp. Mapfre SA	1,300	5,867

Fondiaria-Sai SpA	141	6,743

Friends Provident PLC	2,630	11,178

Insurance Australia Group Ltd.	2,684	13,435

Irish Life & Permanent PLC	420	11,583

Legal & General Group PLC	12,782	39,431

Millea Holdings, Inc.	1,200	42,344

Mitsui Sumitomo Insurance Co.
Ltd.	2,000	21,878
Muenchener Rueckversicherungs
AG	337	57,999
Old Mutual PLC	9,938	33,918

Prudential PLC	4,142	56,749

QBE Insurance Group Ltd.	1,342	30,518

Resolution PLC	1,187	14,914

Royal & Sun Alliance Insurance
Group	55	164
Sampo Oyj	700	18,733

SCOR	1,990	5,882

Sompo Japan Insurance, Inc.	1,000	12,224

[1]Standard Life PLC	4,378	25,360

Storebrand ASA	500	6,366

52	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance (continued)
Swiss Reinsurance	561	$47,653

T&D Holdings, Inc.	400	26,448

[1]Topdanmark A	50	8,266

Wiener Staedtische
Versicherung AG	53	3,721
Zurich Financial Services AG	241	64,812

Total		1,073,486

Internet & Catalog Retail–0.0%
[1]Rakuten, Inc.	10	4,663

Internet Software & Services–0.2%
SBI Holdings, Inc.	10	3,369

Softbank Corp.	1,300	25,284

Yahoo! Japan Corp.	20	7,965

Total		36,618

It Consulting & Services–0.3%
[1]Atos Origin SA	100	5,929

Capgemini SA	180	11,294

Computershare Ltd.	880	6,173

CSK Holdings Corp.	100	4,268

Getronics NV	320	2,593

Indra Sistemas SA	340	8,350

LogicaCMG PLC	1,760	6,412

NTT Data Corp.	2	10,015

Tietoenator Oyj	140	4,515

Total		59,549

Leisure Equipment & Products–0.4%
AGFA-Gevaert NV	240	6,131

Amer Sports OYJ	100	2,201

Fuji Photo Film Co. Ltd.	800	32,867

[1]Konica Minolta Holdings, Inc.	1,000	14,115

Namco Bandai Holdings, Inc.	400	5,864

Sankyo Co. Ltd.	200	11,073

Shimano, Inc.	200	5,797

Tattersall’s Ltd.	1,839	5,668

Yamaha Corp.	300	6,352

Total		90,068

Machinery–1.9%
Alfa Laval AB	200	9,039

Amada Co. Ltd.	1,000	10,594

Atlas Copco AB, Series A	780	26,239

Atlas Copco AB, Series B	200	6,494

[1]Charter PLC	278	4,928

Daikin Industries Ltd.	400	13,913

Ebara Corp.	1,000	3,831

Heidelberger Druckmaschinen	110	5,208

Hitachi Construction Machinery
Co. Ltd.	200	5,377
IMI PLC	700	6,951

Ishikawajima-Harima Heavy
Industries Co. Ltd.	2,000	6,772
Japan Steel Works Ltd.	1,000	7,813

JTEKT Corp.	400	8,486

Kawasaki Heavy Industries Ltd.	3,000	11,267

Komatsu Ltd.	1,800	36,522

Kubota Corp.	2,000	18,517

Linde AG	166	17,143

MAN AG	210	18,971

Metso Oyj	190	9,588

Minebea Co. Ltd.	1,000	6,990

Mitsubishi Heavy Industries Ltd.	5,000	22,726

Mitsui Engineering &
Shipbuilding Co. Ltd.	2,000	6,503
NGK Insulators Ltd.	1,000	15,442

NSK Ltd.	1,000	9,855

NTN Corp.	1,000	8,964

Rieter Holding AG	8	4,182

Scania AB	200	14,070

SembCorp Marine Ltd.	1,000	2,217

SMC Corp.	100	14,182

Sulzer AG	10	11,372

Sumitomo Heavy Industries Ltd.	1,000	10,502

Techtronic Industries Co.	1,500	1,940

THK Co. Ltd.	200	5,159

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Machinery (continued)
Volvo AB	200	$14,216

Volvo AB	460	31,722

Wartsila Oyj	200	10,771

Total		418,466

Marine–0.3%
AP Moller-Maersk A	2	18,832

Frontline Ltd.	110	3,550

Kawasaki Kisen Kaisha Ltd.	1,000	7,822

Mitsui OSK Lines Ltd.	2,000	19,727

Nippon Yusen KK	2,000	14,619

Ship Finance International Ltd.	5	119

Total		64,669

Media–1.6%
Aegis Group PLC	2,070	5,676

Antena 3 de Television SA	183	4,308

British Sky Broadcasting PLC	1,760	17,994

Daily Mail & General Trust	671	9,423

Dentsu, Inc.	3	8,796

Emap PLC	366	5,789

EMI Group PLC	1,250	6,488

Eniro AB	350	4,633

Independent News & Media
PLC	1,472	5,847
ITV PLC	6,040	12,599

John Fairfax Holdings Ltd.	2,635	10,032

Lagardere SCA	180	14,489

M6-Metropole Television	111	3,964

Mediaset SpA	1,320	15,659

[1]Metro International SA	210	279

[1]Modern Times Group AB	100	6,582

Pearson PLC	1,180	17,831

Publicis Groupe	210	8,854

Publishing & Broadcasting Ltd.	360	6,058

Reed Elsevier NV	1,090	18,584

Reed Elsevier PLC	2,161	23,724

Reuters Group PLC	2,050	17,878

Schibsted ASA	100	3,581

Seat Pagine Gialle SpA	9,350	5,571

Singapore Press Holdings Ltd.	4,000	11,161

Societe Television Francaise 1	200	7,419

[1]Sogecable SA	83	2,957

Toho Co. Ltd.	300	5,419

Trinity Mirror PLC	610	5,609

Vivendi SA	1,901	74,278

Wolters Kluwer NV	441	12,681

Yell Group PLC	1,100	12,281

Total		366,444

Metals & Mining–4.3%
Acerinox SA	460	13,992

Alumina Ltd.	1,840	9,195

Anglo American PLC	2,448	119,438

BHP Billiton Ltd.	5,829	116,246

BHP Billiton PLC	4,190	76,692

BlueScope Steel Ltd.	1,368	9,295

Boehler-Uddeholm AG	69	4,835

Boliden AB	500	12,871

Corus Group PLC	1,306	13,570

Daido Steel Co. Ltd.	1,000	6,646

Dowa Mining Co. Ltd.	1,000	8,553

JFE Holdings, Inc.	900	46,352

Johnson Matthey PLC	350	9,659

Kobe Steel Ltd.	4,000	13,711

Kone OYJ	140	7,933

Mitsubishi Materials Corp.	2,000	7,511

Mitsui Mining & Smelting Co.
Ltd.	2,000	10,015
Mittal Steel Co. NV	1,259	53,131

Newcrest Mining Ltd.	491	10,198

Nippon Steel Corp.	11,000	63,214

Nisshin Steel Co. Ltd.	1,000	3,714

OneSteel Ltd.	965	3,560

Outokumpu OYJ	400	15,656

Rautaruukki OYJ	180	7,161

54	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Rio Tinto Ltd.	489	$28,639

Rio Tinto PLC	1,802	95,931

Salzgitter AG	64	8,365

SKF AB	640	11,841

Ssab Svenskt Stal AB	450	10,695

Sumitomo Metal Industries Ltd.	8,000	34,749

Sumitomo Metal Mining Co.
Ltd.	1,000	12,829
ThyssenKrupp AG	550	25,903

Umicore	40	6,809

Vallourec	81	23,547

Voestalpine AG	160	9,030

Xstrata PLC	1,054	52,643

Zinifex Ltd.	827	12,249

Total		976,378

Multi-line Retail–0.7%
Aeon Co. Ltd.	1,100	23,797

Home Retail Group	1,472	11,821

Isetan Co. Ltd.	300	5,419

[1]KarstadtQuelle AG	108	3,130

Marks & Spencer Group PLC	2,844	39,940

Marui Co. Ltd.	500	5,831

Metro AG	220	14,025

Mitsukoshi Ltd.	1,000	4,680

Next PLC	420	14,807

PPR SA	100	14,938

Takashimaya Co. Ltd.	1,000	14,131

Total		152,519

Multi-Utilities–1.0%
RWE AG	728	80,216

Suez SA	1,741	90,128

United Utilities PLC	1,525	23,298

Veolia Environnement	480	36,991

Total		230,633

Office Electronics–0.6%
Canon, Inc.	1,800	101,323

Neopost SA	60	7,534

Ricoh Co. Ltd.	1,000	20,416

Total		129,273

Oil & Gas–7.3%
BG Group PLC	5,920	80,355

BP PLC	34,102	379,055

Caltex Australia Ltd.	300	5,439

1DET Norske Oljeselskap	1,500	2,770

ENI SpA	4,391	147,640

Fortum Oyj	830	23,614

Gaz de France	320	14,716

[1]Inpex Holdings, Inc.	2	16,434

[1]Lundin Petroleum AB	410	4,767

National Grid PLC	4,566	65,911

Neste Oil OYJ	220	6,686

Nippon Mining Holdings, Inc.	1,500	10,788

Nippon Oil Corp.	2,000	13,375

Norsk Hydro ASA	1,217	37,811

OMV AG	230	13,048

Origin Energy Ltd.	1,632	10,639

[1]Paladin Resources Ltd.	711	4,988

[1]Petroleum Geo-Services ASA	420	9,880

ProSafe ASA	750	10,658

Repsol YPF SA	1,520	52,552

Royal Dutch Shell PLC	6,605	230,923

Royal Dutch Shell PLC,
B Shares	4,755	166,709
Santos Ltd.	1,089	8,472

Showa Shell Sekiyu KK	400	4,476

Statoil ASA	1,190	31,575

TonenGeneral Sekiyu KK	1,000	9,906

Total SA	3,748	270,291

Woodside Petroleum Ltd.	797	23,942

Total		1,657,420

Paper & Forest Products–0.3%
Holmen AB	130	5,666

Nippon Paper Group, Inc.	1	3,772

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	55

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Paper & Forest Products (continued)
Norske Skogindustrier ASA	320	$5,523

OJI Paper Co. Ltd.	1,000	5,310

Stora Enso Oyj	880	13,935

Svenska Cellulosa AB	260	13,595

UPM-Kymmene Oyj	860	21,699

Total		69,500

Personal Products–0.6%
Beiersdorf AG	120	7,778

L’Oreal SA	485	48,577

Shiseido Co. Ltd.	1,000	21,676

Unilever PLC	2,063	57,701

Total		135,732

Pharmaceuticals–6.0%
Altana AG	110	6,822

Astellas Pharma, Inc.	900	40,907

AstraZeneca PLC	2,638	141,780

Boots Group PLC	1,392	22,834

Chugai Pharmaceutical Co. Ltd.	400	8,250

CSL Ltd.	280	14,428

Daiichi Sankyo Co. Ltd.	1,200	37,505

Eisai Co. Ltd.	400	21,979

[1]Elan Corp. PLC	610	8,653

GlaxoSmithKline PLC	9,874	259,926

Kyowa Hakko Kogyo Co. Ltd.	1,000	8,561

Mayne Pharma Ltd.	1,074	3,446

Merck KGaA	80	8,291

Novartis AG	3,977	229,069

Novo-Nordisk A	410	34,143

Roche Holding AG	1,191	213,367

Sanofi-Aventis	1,738	160,428

Santen Pharmaceutical Co. Ltd.	200	5,629

Shionogi & Co. Ltd.	1,000	19,660

Takeda Pharmaceutical Co.
Ltd.	1,500	102,962

UCB SA	193	13,231

Total		1,361,871

Real Estate–3.2%
[1]Berkeley Group Holdings PLC	230	7,708

British Land Co. PLC	889	29,845

Brixton PLC	620	6,995

CapitaLand Ltd.	2,000	8,084

CapitaMall Trust	1,000	1,897

Castellum AB	300	4,004

Centro Properties Group	1,547	11,097

CFS Retail Property Trust	4,825	8,862

1CFS Retail Property Trust	228	419

Cheung Kong Holdings Ltd.	3,000	36,972

Cofinimmo	13	2,611

Corio NV	110	8,985

Deutsche Bank RREEF Trust
(DRT)	8,259	11,555
Fabege AB	100	2,684

Fadesa Inmobiliaria SA	85	3,943

Gecina SA	21	4,018

GPT Group	3,037	13,406

Great Portland Estates PLC	308	4,184

Hammerson PLC	631	19,490

Hang Lung Properties Ltd.	3,000	7,506

Henderson Land Development
Co. Ltd.	1,000	5,587
Hysan Development Co. Ltd.	2,039	5,335

[1]Immoeast Immobilien Anlagen AG	706	9,922

1IMMOFINANZ Immobilien
Anlagen AG	920	13,111
Investa Property Group	6,310	12,484

Japan Real Estate Investment
Corp.	1	10,754
Japan Retail Fund Investment
Corp.	1	8,150
Keppel Land Ltd.	1,000	4,498

Kerry Properties Ltd.	1,007	4,706

Klepierre	32	6,038

Kungsleden AB	233	3,578

Land Securities Group PLC	789	35,899

Lend Lease Corp. Ltd.	656	9,535

56	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
Leopalace21 Corp.	200	$6,385

Liberty International PLC	579	15,831

Link REIT	3,000	6,202

Macquarie Goodman Group	2,485	14,887

Macquarie Office Trust	8,320	10,100

Mirvac Group	2,594	11,430

Mitsubishi Estate Co. Ltd.	2,000	51,754

Mitsui Fudosan Co. Ltd.	1,000	24,407

Multiplex Group	1,073	3,375

New World Development Ltd.	4,101	8,257

Nippon Building Fund, Inc.	1	13,274

1PSP Swiss Property AG	79	4,534

Rodamco Europe NV	99	13,169

Sacyr Vallehermoso SA	197	11,698

Sino Land Co.	2,054	4,796

Slough Estates PLC	840	12,924

Stockland Trust Group	2,403	15,684

Stockland Trust Group
(dividend shs)	73	476
Sumitomo Realty &
Development Co. Ltd.	1,000	32,094
Sun Hung Kai Properties Ltd.	2,000	22,989

Suntec Real Estate Investment
Trust	2,000	2,373
Tokyo Tatemono Co. Ltd.	1,000	11,140

Tokyu Land Corp.	1,000	9,427

Unibail	80	19,541

Wereldhave NV	60	7,989

Westfield Group	2,873	47,535

[1]Westfield Group (dividend shs)	85	1,394

Wharf Holdings Ltd.	3,000	11,070

Total		718,597

Road & Rail–0.9%
Arriva PLC	500	7,482

Central Japan Railway Co.	3	31,002

ComfortDelgro Corp. Ltd.	3,000	3,149

DSV A	40	7,306

East Japan Railway Co.	6	40,076

Firstgroup PLC	790	8,897

Hankyu Hanshin Holdings, Inc.	2,000	11,426

Keihin Electric Express Railway
Co. Ltd.	1,000	6,889
Keio Corp.	1,000	6,469

Kintetsu Corp.	2,000	5,831

MTR Corp.	2,556	6,395

National Express Group PLC	290	6,419

Nippon Express Co. Ltd.	1,000	5,469

Odakyu Electric Railway Co. Ltd.	1,000	6,394

Stagecoach Group PLC	2,180	6,533

Tobu Railway Co. Ltd.	2,000	9,662

Tokyu Corp.	2,000	12,804

West Japan Railway Co.	3	12,829

Total		195,032

Semiconductor Equipment & Products–0.8%
Advantest Corp.	300	17,190

ARM Holdings PLC	2,170	5,345

1ASML Holding NV	843	20,958

1CSR PLC	200	2,546

[1]Infineon Technologies AG	1,269	17,884

Murata Manufacturing Co. Ltd.	300	20,290

Nikon Corp.	1,000	21,928

1OC Oerlikon Corp. AG	11	5,434

Seiko Epson Corp.	200	4,865

Shinko Electric Industries	100	2,613

STMicroelectronics NV	1,145	21,259

Sumco Corp.	100	8,452

Tokyo Electron Ltd.	300	23,642

Total		172,406

Software–0.7%
[1]Business Objects SA	110	4,316

Dassault Systemes SA	90	4,774

Konami Corp.	200	6,049

Misys PLC	1,060	4,490

Nintendo Co. Ltd.	200	51,922

International Stock Market Portfolio	AARP PORTFOLIOS SEMIANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Software (continued)
Sage Group PLC	1,910	$10,138

SAP AG	1,608	85,428

Total		167,117

Specialty Retail–1.1%
Aoyama Trading Co. Ltd.	100	2,999

Billabong International Ltd.	277	3,799

Compagnie Financiere
Richemont AG	881	51,286
DSG International PLC	2,860	10,727

Esprit Holdings Ltd.	2,000	22,385

Fast Retailing Co. Ltd.	100	9,544

[1]Grafton Group PLC	480	8,019

Hennes & Mauritz AB	930	47,063

Inchcape PLC	780	7,731

Inditex SA	340	18,310

Kesa Electricals PLC	1,280	8,505

Kingfisher PLC	3,550	16,583

Sega Sammy Holdings, Inc.	200	5,394

Signet Group PLC	2,880	6,685

Travis Perkins PLC	240	9,326

Yamada Denki Co. Ltd.	150	12,729

Yue Yuen Industrial Holdings
Ltd.	1,000	3,163

Total		244,248

Textiles & Apparel–0.5%
Adidas AG	344	17,127

Bulgari SpA	400	5,674

[1]Fiberweb PLC	212	864

Hermes International	90	11,253

LVMH Moet Hennessy Louis
Vuitton SA	402	42,412
Puma AG Rudolf Dassler Sport	30	11,705

Swatch Group AG CHF 2.25	55	12,142

Swatch Group AG CHF 0.45	211	9,428

Toyobo Co. Ltd.	1,000	3,016

Total		113,621

Tobacco–0.9%
Altadis SA	440	23,022

British American Tobacco PLC	2,647	74,087

Gallaher Group PLC	990	22,231

Imperial Tobacco Group PLC	1,164	45,825

Japan Tobacco, Inc.	8	38,647

Swedish Match AB	500	9,361

Total		213,173

Trading Companies & Distributors–0.9%

Bunzl PLC	796	9,799

Electrocomponents PLC	910	5,227

[1]Hagemeyer NV	1,320	6,689

Itochu Corp.	3,000	24,625

Marubeni Corp.	2,000	10,149

Mitsubishi Corp.	2,300	43,285

Mitsui & Co. Ltd.	3,000	44,865

[1]Sojitz Corp.	700	2,129

Sumitomo Corp.	2,000	29,926

Toyota Tsusho Corp.	300	8,040

Wolseley PLC	1,104	26,662

Total		211,396

Transportation Infrastructure–0.4%
Abertis Infraestructuras SA	385	11,431

Auckland International Airport
Ltd.	1,654	2,552
Autostrade SpA	520	14,952

Brisa-Auto Estradas de Portugal
SA	830	10,350
Cintra Concesiones de
Infraestructuras de Transporte SA	535	8,966
Kuehne & Nagel International AG	100	7,269

Macquarie Infrastructure Group	4,134	11,275

Societe Des Autoroutes Paris-
Rhin-Rhone	60	4,790
Sydney Roads Group	1,323	1,377

Transurban Group	1,568	9,418

Total		82,380

58	AARP PORTFOLIOS SEMIANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2006 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Water Utilities–0.1%
Kelda Group PLC	630	$11,426

Severn Trent PLC	373	10,740

Sociedad General de Aguas de Barcelona SA	99	3,625

Total		25,791

Wireless Telecommunication Services–1.7%
Bouygues	340	21,819

Carphone Warehouse Group
PLC	671	4,127
Cosmote Mobile
Telecommunications SA	200	5,912
[1]Foxconn International Holdings
Ltd.	5,000	16,458
KDDI Corp.	4	27,120

NTT DoCoMo, Inc.	31	48,964

Vodafone Group PLC	91,071	252,402

Total		376,802

Total Common Stocks–
(Identified Cost $18,567,244)		21,877,016

Preferred Stocks–0.3%
Automobiles–0.1%
Porsche AG	13	16,538

Volkswagen AG	130	9,701

Total		26,239

Electrical Equipment–0.0%
Schindler Holding AG	100	6,285

Household Products–0.1%

Henkel KGaA	90	13,240

Insurance–0.0%
Unipol SpA	1,787	5,789

Media–0.0%
ProSiebenSat.1 Media AG	140	4,591

Multi-Utilities–0.0%
RWE AG	70	6,651

Real Estate–0.1%
[1]Meinl European Land Ltd.	571	14,655

Total Preferred Stocks–
(Identified Cost $54,273)		77,450

Rights/Warrants–0.0%
Dowa Mining	1,000	8

Henderson Land Sunlight REIT	76	0

Total Rights/Warrants–
(Identified Cost $0)		8

Mutual Funds–0.8%
Aim Prime Fund–
(At Net Asset Value)	178,502	178,502

	Par Amount

U.S. Treasury–1.3%
[2]United States Treasury Bill,
4.845%, 03/22/2007
(At Amortized Cost)	$285,000	281,932

Total Investments–99.3%
(Identified Cost $19,081,951)		22,414,908

Other Assets & Liabilities–Net–0.7%		167,297

Total Net Assets–100.0%		$22,582,205

[1]	Non-income producing security.
[2]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At December 31, 2006, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

DJEuro Stoxx 50 Index	5	$274,279	March 2007	$5,109

FTSE 100 Index	1	$121,750	March 2007	$614

Topix Index	1	$141,357	March 2007	$5,871

MSCI EAFE Index	1	$104,975	March 2007	$2,103

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The following acronym is used throughout this portfolio:

REIT–Real Estate Investment Trust

Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	59

Financial Statements

Statements of assets and liabilities

December 31, 2006 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (Identified cost of
$34,679,180, $30,370,846 and $19,081,951, respectively)	$34,754,148	$33,370,103	$22,414,908
Cash denominated in foreign currency (identified cost of
$163,989)	–	–	165,023
Cash	4,669	–	–
Interest and dividend receivable	347,399	44,087	29,282
Receivable from advisor (Note 6)	26,209	21,814	20,304
Receivable for investments sold	469,769	–	–
Receivable for futures daily variation margin	–	–	54,082
Receivable for fund shares	295,912	69,218	–

Total assets	$35,898,106	$33,505,222	$22,683,599

Liabilities:
Payable for investments purchased	876,109	100,797	564
Payable for fund shares	155,951	160,002	48,595
Payable for open foreign exchange contracts	–	–	461
Payable for portfolio accounting fees (Note 6)	9,953	14,822	15,833
Payable for administrative services (Note 6)	2,885	2,725	1,846
Payable for audit fees	9,062	9,062	9,125
Payable for legal fees	7,773	7,773	7,773
Payable for insurance premiums	5,238	5,238	5,238
Payable for printing and postage expenses	7,437	7,437	7,437
Payable for transfer and dividend disbursing agent fees
and expenses	668	668	668
Payable for Trustees’ fees	88	88	104
Payable for futures daily variation margin	–	2,300	–
Accrued expenses	3,750	3,750	3,750

Total liabilities	1,078,914	314,662	101,394

Net assets	$34,819,192	$33,190,560	$22,582,205

Net assets consist of:
Paid-in capital	$34,818,749	$30,175,934	$19,223,629
Undistributed (distributions in excess of) net investment income	(6,957)	2,734	(49,004)
Net unrealized appreciation of investments, translation of
assets and liabilities in foreign currency and futures contracts	74,968	2,998,706	3,347,723
Accumulated net realized gain (loss) on investments,
foreign currency and futures contracts	(67,568)	13,186	59,857

Total net assets	$34,819,192	$33,190,560	$22,582,205

Shares outstanding	3,505,916	2,973,275	1,895,515

Net asset value per share	$9.93	$11.16	$11.91

See Notes to Financial Statements.

60	AARP PORTFOLIOS SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of operations

Six months ended December 31, 2006 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $19 and $10,591, respectively)	$–	$276,045	$202,512
Interest	827,060	13,679	11,847

Total investment income	827,060	289,724	214,359

Expenses:
Investment adviser fee (Note 6)	7,981	7,464	5,128
Administrative services (Note 6)	5,587	5,225	3,589
Trustees’ fees	11,992	11,992	11,992
Transfer and dividend disbursing agent fees and expenses (Note 6)	2,000	2,000	2,000
Auditing fees	10,062	10,062	10,125
Legal fees	35,082	35,082	35,082
Portfolio accounting fees (Note 6)	25,233	37,465	33,454
Printing and postage expenses	17,232	17,232	17,232
Insurance premiums	5,238	5,238	5,238
Miscellaneous	1,250	1,250	1,250

Total expenses	$121,657	$133,010	$125,090

Waivers and reimbursements (Note 6):
Reduction of expenses by investment adviser	(81,751)	(95,692)	(94,323)

Net expenses	39,906	37,318	30,767

Net investment income	787,154	252,406	183,592

Realized and unrealized gain on investments:
Net realized gain on investments and foreign exchange transactions	42,663	36,061	84,799
Net realized gain on futures contracts	–	47,514	64,951
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	644,283	3,060,000	2,588,636

Net realized and unrealized gain on investments, foreign currency and futures contracts	686,946	3,143,575	2,738,386

Change in net assets resulting from operations	$1,474,100	$3,395,981	$2,921,978

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	61

Statements of changes in net assets

	U.S. Bond Market Portfolio
	Six Months Ended December 31, 2006 (unaudited)	Period Ended June 30, 2006[1]

Increase (decrease) in net assets
Operations:
Net investment income	$787,154	$487,500
Net realized loss on investments, foreign currency transactions and futures contracts	42,663	(108,543)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures	644,283	(569,315)

Change in net assets resulting from operations	1,474,100	(190,358)

Distributions to shareholders:
From net investment income	(795,867)	(487,432)
From net realized capital gains	–	–

Total distributions	(795,867)	(487,432)

Share transactions:
Proceeds from sale of shares	6,449,538	28,528,226
Net asset value of shares issued on reinvestment of dividends	795,867	487,432
Cost of shares redeemed	(1,072,166)	(370,148)

Change in net assets resulting from share transactions	6,173,239	28,645,510

Change in net assets	6,851,472	27,967,720

Net assets:
Beginning of period	$27,967,720	$–

End of period	$34,819,192	$27,967,720

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,957)	$68

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

62	AARP PORTFOLIOS SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	U.S. Stock Market Portfolio
	Six Months Ended December 31, 2006 (unaudited)	Period Ended June 30, 2006[1]

Increase (decrease) in net assets
Operations:
Net investment income	$252,406	$169,073
Net realized loss on investments, foreign currency transactions and futures contracts	83,575	(5,791)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures	3,060,000	(61,294)

Change in net assets resulting from operations	3,395,981	101,988

Distributions to shareholders:
From net investment income	(257,747)	(160,998)
From net realized capital gains	(64,598)	–

Total distributions	(322,345)	(160,998)

Share transactions:
Proceeds from sale of shares	5,328,273	25,878,216
Net asset value of shares issued on reinvestment of dividends	322,345	160,998
Cost of shares redeemed	(1,202,477)	(311,421)

Change in net assets resulting from share transactions	4,448,141	25,727,793

Change in net assets	7,521,777	25,668,783

Net assets:
Beginning of period	$25,668,783	$–

End of period	$33,190,560	$25,668,783

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,734	$8,075

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	63

Statements of changes in net assets

	International Stock Market Portfolio
	Six Months Ended December 31, 2006 (unaudited)	Period Ended June 30, 2006[1]

Increase (decrease) in net assets
Operations:
Net investment income	$183,592	$338,524
Net realized loss on investments, foreign currency transactions and futures contracts	149,750	(8,779)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures	2,588,636	759,087

Change in net assets resulting from operations	2,921,978	1,088,832

Distributions to shareholders:
From net investment income	(275,104)	(295,789)
From net realized capital gains	(81,341)	–

Total distributions	(356,445)	(295,789)

Share transactions:
Proceeds from sale of shares	1,409,572	17,682,364
Net asset value of shares issued on reinvestment of dividends	356,445	295,789
Cost of shares redeemed	(422,259)	(98,282)

Change in net assets resulting from share transactions	1,343,758	17,879,871

Change in net assets	3,909,291	18,672,914

Net assets:
Beginning of period	$18,672,914	$–

End of period	$22,582,205	$18,672,914

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(49,004)	$42,735

[1] For the period from January 1, 2006 (commencement of operations) to June 30, 2006. See Notes to Financial Statements.

64	AARP PORTFOLIOS SEMIANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Bond Market Portfolio
	Six months ended 12/31/2006 (unaudited)		Period ended 6/30/2006[1]
Net asset value, beginning of period	$9.70		$10.00
Income from investment operations:
Net investment income (loss)	0.24		0.19
Net realized and unrealized gain (loss) on investments, futures
contracts and foreign currency transactions	0.23		(0.30)

Total from investment operations	0.47		(0.11)

Less distributions:
Distributions from net investment income	(0.24)		(0.19)
Distributions from net realized gain on
investments and foreign currency transactions	–		–

Total distributions	(0.24)		(0.19)

Net asset value, end of period	$9.93		$9.70

Total return[2]	4.92%		(1.05)%

Ratios to average net assets:
Net expenses	0.25%	[3]	0.25%	[3]
Net investment income (loss)	4.93%	[3]	4.71%	[3]
Expense waiver/reimbursement[4]	(0.51)%	[3]	(0.92)%	[3]

Supplemental data:
Net assets, end of period (000 omitted)	$34,819		$27,968
Portfolio turnover	69%		160%

[1]  For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]  Total returns are not annualized.

[3]  Computed on an annualized basis.

[4]  This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	65

U.S. Stock Market Portfolio				International Stock Market Portfolio
Six months ended 12/31/2006 (unaudited)		Period ended 6/30/2006[1]		Six months ended 12/31/2006 (unaudited)		Period ended 6/30/2006[1]
$10.08		$10.00		$10.53		$10.00

0.09		0.07		0.12		0.20

1.10		0.08		1.45		0.50

1.19		0.15		1.57		0.70

(0.09)		(0.07)		(0.15)		(0.17)

(0.02)		–		(0.04)		–

(0.11)		(0.07)		(0.19)		(0.17)

$11.16		$10.08		$11.91		$10.53

11.84%		1.52%		15.01%		7.10%

0.25%	[3]	0.25%	[3]	0.30%	[3]	0.30%	[3]
1.69%	[3]	1.69%	[3]	1.79%	[3]	4.03%	[3]
(0.64)%	[3]	(1.34)%	[3]	(0.92)%	[3]	(1.59)%	[3]

$33,191		$25,669		$22,582		$18,673
2%		1%		2%		3%

66	AARP PORTFOLIOS SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements

1. Organization

U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios commenced operations on January 1, 2006.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $51.1 million at December 31, 2006) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) “), which require management to make estimates and assumptions that affect that amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and asked prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days

Notes to Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	67

or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill

68	AARP PORTFOLIOS SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended December 31, 2006, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net gains on future contracts of $47,514 and $64,951, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At December 31, 2006, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized appreciation (depreciation)

Contracts Purchased:
3/30/2007	200,000 EUR	264,470 USD	$264,997	$527
3/30/2007	64,000 GBP	125,656 USD	$125,390	$(266)
3/30/2007	15,200,000 JPY	129,981 USD	$129,259	$(722)

Net unrealized depreciation on foreign exchange contracts				$(461)

Notes to Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	69

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

70	AARP PORTFOLIOS SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Additional information on restricted securities, held at December 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost

AmerisourceBergen Corp., 5.875%, 9/15/2015	1/26/2006	$10,099
Viacom, Inc. Senior Note, 5.750%, 4/30/2011	4/5/2006	$99,450
Western Union Co., 5.930%, 10/1/2016	9/20/2006	$34,987

CUSTODIAN FEES

“Custodian fees and expenses” in the Statements of Operations may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios paid interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 1.00%. For the period ended December 31, 2006, The U.S. Bond Market Portfolio paid $451 in overdraft fees, The U.S. Stock Market Portfolio paid $0 in overdraft fees and The International Stock Market Portfolio paid $197 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

NEW ACCOUNTING PRONOUNCEMENTS

In July, 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years

Notes to Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	71

beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Portfolios’ net assets, financial statements and disclosures.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, the framework for measuring fair value and disclosures standards for fair value measurements. Management is currently evaluating the impact that the adoption of FAS 157 will have on the Portfolios’ financial statement disclosures.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Six Months Ended December 31, 2006	Period Ended June 30, 2006[1]
U.S. Bond Market Portfolio
Shares sold	650,278	2,870,535
Dividends and/or distributions reinvested	80,134	50,105
Shares redeemed	(107,706)	(37,430)
Net increase	622,706	2,883,210

U.S. Stock Market Portfolio
Shares sold	507,833	2,560,715
Dividends and/or distributions reinvested	29,508	16,124
Shares redeemed	(110,057)	(30,848)
Net increase	427,284	2,545,991

International Stock Market Portfolio
Shares sold	128,035	1,753,292
Dividends and/or distributions reinvested	31,266	29,011
Shares redeemed	(36,860)	(9,229)
Net increase	122,441	1,773,074

[1]	For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

72	AARP PORTFOLIOS SEMIANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the period ended December 31, 2006, excluding U.S. Government and short-term obligations were as follows:

Portfolio name	Purchases	Sales

U.S. Bond Market Portfolio	$3,147,271	$368,940
U.S. Stock Market Portfolio	$5,280,213	$466,437
International Stock Market Portfolio	$1,830,943	$346,701

5. Federal income tax information

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$34,679,180	$201,531	$(126,563)	$74,968
U.S. Stock Market Portfolio	$30,370,846	$3,702,920	$(703,663)	$2,999,257
International Stock Market Portfolio	$19,081,951	$3,717,324	$(384,367)	$3,332,957

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the period ended December 31, 2006, the effective management fee rates are as shown below:

Portfolio name	Effective management fee percentage (prior to waiver/ reimbursement at AARP Funds level)	Effective management fee percentage (after waiver/ reimbursement at AARP Funds level)

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

Notes to Financial Statements	AARP PORTFOLIOS SEMIANNUAL REPORT	73

For the six months ended December 31, 2006, AARP Financial contractually waived/reimbursed the following fees.

Portfolio name	Management fee waiver	Reimbursement of other operating expenses

U.S. Bond Market Portfolio	$7,981	$73,770
U.S. Stock Market Portfolio	$7,464	$88,228
International Stock Market Portfolio	$5,128	$89,195

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial receives an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Beginning July 1, 2006, under the terms of a transfer agency agreement, each Portfolio will pay to State Street an annual fee at the rate of $4,000. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc. For the period ended June 30, 2006, AARP Financial paid all transfer agency fees.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, the “Board.” The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees” and one “Interested Trustee,” who is the President of AARP Services, Inc. The compensation of the Independent Trustees consists of an annual retainer. Neither the Interested Trustee nor any of the Trust’s officers receives any compensation from the Portfolios for their services. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations.

74	AARP PORTFOLIOS SEMIANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information (unaudited)

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolios securities and information regarding how AARP Financial voted proxies related to portfolios securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at (800) 958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at (800) 958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

Trustees

Peter C. Clapman – Chairman

Richard M. Reilly

Ellen B. Safir, CFA

Lynn E. Turner

Dawn M. Sweeney*

*	Ms. Sweeney is considered an interested trustee due to her position as director of AARP Financial and President of AARP Services, Inc., the parent of AARP Financial.

Adviser and Sub-Adviser

AARP Financial, Inc. (Adviser)

Two Highwood Drive, 2nd Floor

Tewksbury, MA 01876

SSgA Funds Management, Inc. (Sub-Adviser)

One Lincoln Street

Boston, MA 02111-2900

Officers

Larry C. Renfro

President, AARP Funds

President, AARP Financial

Richard M. Hisey, CFA

Treasurer and Chief Financial Officer, AARP Funds

Chief Investment Officer, AARP Financial

Leilani Sanders Hall, CFA

Chief Compliance Officer, AARP Funds

Chief Compliance Officer, AARP Financial

Nancy M. Smith

Secretary, AARP Funds

Vice President, Investment Services, AARP Financial

Julie Tedesco

Assistant Secretary, AARP Funds

Vice President and Senior Counsel of State Street Bank and Trust Company

Thresa Dewar

Assistant Treasurer, AARP Funds

Vice President – Portfolio Administration of State Street Bank and Trust Company

Administrator and Sub-Administrator

AARP Financial, Inc. (Administrator)

Two Highwood Drive, 2nd Floor

Tewksbury, MA 01876

State Street Bank and Trust Company (Sub-Administrator)

2 Avenue de Lafayette, 4th Floor

Boston, MA 02111-2900

Custodian

State Street Bank and Trust Company

John Adams Building

1776 Heritage Drive

North Quincy, MA 02171

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2006 AARP Portfolios

ARP-SR-002-0207

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Larry C. Renfro
Larry C. Renfro President (principal executive officer) of AARP Portfolios

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry C. Renfro
Larry C. Renfro President (principal executive officer) of AARP Portfolios

Date: February 26, 2007

By:	/s/ Richard M. Hisey
Richard M. Hisey Treasurer (principal financial officer) of AARP Portfolios

Date: February 21, 2007